SEMIANNUAL REPORT - FINANCIAL STATEMENTS
T. ROWE PRICE
EXTENDED EQUITY MARKET INDEX FUND
JUNE 30, 2002

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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                        For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                          6 Months       Year               1/30/98
                             Ended      Ended               Through
                           6/30/02   12/31/01   12/31/00   12/31/99   12/31/98
                           -------   --------   --------   --------   --------
NET ASSET VALUE
Beginning of period      $   9.77   $  11.12   $  14.05   $  11.02   $  10.00
Investment activities
 Net investment income
     (loss)                  0.03       0.10       0.09       0.10       0.08
 Net realized and
  unrealized gain (loss)    (0.85)     (1.17)     (2.26)      3.56       1.13
 Total from investment
     activities             (0.82)     (1.07)     (2.17)      3.66       1.21
Distributions
 Net investment income           -     (0.10)     (0.09)     (0.10)     (0.08)
 Net realized gain               -     (0.18)     (0.67)     (0.53)     (0.11)
 Total distributions             -     (0.28)     (0.76)     (0.63)     (0.19)
NET ASSET VALUE
End of period            $   8.95   $   9.77   $  11.12   $  14.05   $  11.02

RATIOS/SUPPLEMENTAL DATA
------------------------
Total return^               (8.39)%    (9.55)%    (15.58)%   33.72%     12.29%
Ratio of total expenses
to average net assets       0.40%+      0.40%      0.40%      0.40%     0.40%+
Ratio of net investment
income (loss) to average
net assets                  0.58%+      0.96%      0.78%      1.04%     1.15%+
Portfolio turnover rate     22.5%+      31.3%      30.5%      23.4%     26.3%+
Net assets, end of period
(in thousands)           $  73,139  $  77,331  $  86,322  $  54,219  $  20,743

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
     +    Annualized

     The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2002

PORTFOLIO OF INVESTMENTS
------------------------                                     Shares/Par   Value
                                                                In thousands
COMMON STOCKS AND WARRANTS  94.1%
CONSUMER DISCRETIONARY  17.3%
Auto Components  0.7%
Lear *                                                           1,800  $    83
Gentex *                                                         2,100       58
Arvinmeritor                                                     1,825       44
American Axle & Manufacturing Holdings *                         1,400       42
Borg-Warner                                                        600       35
Superior Industries International                                  700       32
Federal Signal                                                   1,000       24
Tower Automotive *                                               1,700       24
Modine Manufacturing                                               900       22
Donnelly SS                                                        800       22
Aftermarket Technology *                                         1,100       21
Wabtec                                                           1,200       17
Bandag Inc.                                                        600       17
Collins & Aikman *                                               1,800       16
Rockford Corporation *                                           1,100       11
Dura Automotive Systems *                                          500       10
Amcast Industrial *                                              2,200       10
IMPCO Technologies *                                               700        9
Noble International SS                                             800        8
Sports Resorts International *SS                                 1,500        8
Sauer-Danfoss                                                      700        8
Strattec Security *                                                100        6
Keystone Automotive *                                              200        4
Standard Motor Products, Class A                                   200        3
                                                                            534
Automobiles  0.1%
Thor Industries                                                    600       43
Winnebago                                                          600       26
Monaco Coach *                                                     900       19
Coachmen Industries                                                700       10
                                                                             98

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Distributors  0.1%
Advanced Marketing Services                                        900  $    16
Applied Industrial Technologies                                    600       12
Handleman *                                                        800       12
WESCO International *                                            1,500        9
                                                                             49
Hotels, Restaurants & Leisure  2.6%
MGM Grand *SS                                                    4,496      152
Royal Caribbean Cruises SS                                       5,310      104
Brinker *                                                        2,850       90
Park Place Entertainment *                                       8,800       90
Outback Steakhouse *                                             2,200       77
International Speedway, Class A                                  1,400       56
Mandalay Resort Group *                                          1,900       52
Cracker Barrel                                                   1,600       49
Krispy Kreme *SS                                                 1,500       48
GTECH *                                                          1,800       46
Cedar Fair                                                       1,800       43
Extended Stay America *                                          2,600       42
Jack In The Box *                                                1,300       41
The Cheesecake Factory *                                         1,150       41
Bob Evans Farms                                                  1,200       38
Six Flags *                                                      2,400       35
Panera Bread, Class A *SS                                        1,000       34
CEC Entertainment *                                                800       33
Ruby Tuesday                                                     1,700       33
Applebee's                                                       1,350       31
Sonic *                                                            975       31
Speedway Motorsports *SS                                         1,200       30
Aztar *                                                          1,300       27
Choice Hotels International *                                    1,300       26
Prime Hospitality *                                              2,000       26
Station Casinos *                                                1,450       26
Argosy Gaming *                                                    900       26
Penn National Gaming *                                           1,400       25
PF Chang's China Bistro *SS                                        800       25
Boyd Gaming *                                                    1,700       24
Marcus                                                           1,300       22

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Isle of Capri Casinos *                                          1,000  $    20
Churchill Downs                                                    500       20
Gaylord Entertainment *                                            900       20
Triarc Companies, Class A *                                        700       19
Rare Hospitality International *                                   700       19
AFC Enterprises *                                                  600       19
Morton's Restaurant Group *SS                                    1,200       18
Garden Fresh Restaurant *                                        1,500       18
California Pizza Kitchen *                                         700       17
Papa John's International *SS                                      500       17
Ryan's Family Steak Houses *                                     1,200       16
Vail Resorts *SS                                                   900       15
Alliance Gaming *                                                1,200       15
Bally Total Fitness Holdings *SS                                   800       15
Pinnacle Entertainment *                                         1,400       15
IHOP *                                                             500       15
Dave & Buster *                                                  1,200       15
Ameristar Casinos *                                                500       14
CKR Restaurants *                                                1,250       14
Boca Resorts, Class A *                                          1,000       13
O' Charley's *                                                     500       13
Steak `N Shake *                                                   800       12
Lone Star Steakhouse & Saloon                                      500       12
Scientific Games, Class A *                                      1,400       11
WMS Industries *                                                   900       11
Shuffle Master *SS                                                 600       11
Hollywood Casino, Class A *                                      1,000       11
MTR Gaming Group *                                                 600       10
Frisch's Restaurants                                               500       10
Schlotzsky's *                                                   2,100        9
Famous Dave's of America *                                       1,000        8
Landry's Seafood Restaurant                                        300        8
Multimedia Games *SS                                               300        7
Dover Downs Gaming & Entertainment                                 490        6
BUCA *SS                                                           300        6
Dover Motorsports                                                  700        4
ESC Suburban Lodges *                                            1,000        0
                                                                          1,906

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Household Durables  1.8%
Lennar                                                           1,884  $   115
Mohawk Industries *                                              1,854      114
D. R. Horton                                                     4,042      105
NVR *                                                              210       68
Clayton Homes                                                    3,750       59
Toll Brothers *SS                                                1,800       53
Blyth Industries                                                 1,600       50
Furniture Brands International *                                 1,600       48
La-Z Boy                                                         1,800       45
Yankee Candle Company *                                          1,500       41
Ryland Group                                                       800       40
Harman International                                               800       39
Lancaster Colony                                                 1,000       36
MDC Holdings SS                                                    680       35
Ethan Allen Interiors                                            1,000       35
WCI Communities *                                                1,200       35
Russ Berrie                                                        800       28
Rayovac *                                                        1,400       26
Standard Pacific                                                   700       25
Beazer Homes *SS                                                   300       24
Toro                                                               400       23
Matthews International, Class A                                    800       19
Meritage *SS                                                       400       18
Libbey                                                             500       17
Applica *                                                        1,300       16
Palm Harbor Homes *SS                                              800       16
Enesco Group *                                                   1,800       16
Hovnanian Enterprises, Class A *SS                                 420       15
A. T. Cross, Class A *                                           2,000       15
Kimball International, Class B                                     900       15
Technical Olympic USA                                              900       14
Skyline                                                            400       13
Helen of Troy Limited *                                          1,000       12
Department 56 *                                                    700       11
Fleetwood SS                                                     1,300       11
Knape & Vogt Manufacturing                                         900       11
Bush Industries, Class A                                           900       11
Stanley Furniture *                                                400       11

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Universal Electronics *                                            700  $    10
Foamex International *SS                                           900       10
Oneida                                                             500       10
Flexsteel Industries                                               500        8
Champion Enterprises *SS                                         1,300        7
National RV Holdings *SS                                           600        6
                                                                          1,336
Internet & Catalog Retail  1.5%
e-Bay *                                                          7,900      487
USA Interactive *                                                9,340      219
Amazon.com *SS                                                  10,500      171
Ticketmaster Online-CitySearch, Class B *                        2,800       52
Insight Enterprises *                                            1,400       35
ValueVision International, Class A *                             1,300       24
Alloy Online *SS                                                 1,500       22
Priceline.com *SS                                                7,400       21
Netflix *SS                                                      1,200       17
J. Jill Group *                                                    300       11
1-800-Flowers.com, Class A *                                       900       10
FAO *SS                                                          1,200        9
Delias, Class A *                                                1,700        9
Coldwater Creek *                                                  300        7
GSI Commerce *SS                                                   900        7
                                                                          1,101
Leisure Equipment & Products  0.4%
Polaris Industries                                                 700       46
Oakley *                                                         2,000       35
Callaway Golf                                                    2,000       32
Nautilus Group *SS                                                 937       29
Johnson Outside, Class A *                                       1,200       20
Steinway Musical Instruments *                                     900       19
SCP Pool *                                                         650       18
The Boyds Collection *SS                                         2,700       17
Arctic Cat                                                         900       16
Action Performance Cos *                                           300        9
JAKKS Pacific *                                                    500        9
MarineMax *                                                        500        6
Racing Champions Corporation *                                     300        5
                                                                            261

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Media  5.3%
Liberty Media, Class A *                                        66,425  $   664
Cox Communications, Class A *                                   15,945      439
Hughes Electronics *                                            24,277      252
Fox Entertainment Group, Class A *                               8,200      178
Scripps, Class A                                                 2,150      166
Washington Post, Class B                                           260      142
EchoStar Communications *SS                                      7,000      130
Westwood One *                                                   3,100      104
McClatchy, Class A                                               1,400       90
Hispanic Broadcasting *                                          3,200       84
Lamar Advertising, Class A *                                     2,200       82
Metro Goldwyn Mayer *                                            6,900       81
Entercom Communications *                                        1,500       69
Belo Corporation                                                 3,000       68
Hearst-Argyle Television *                                       2,891       65
Gemstar TV Guide *                                              12,000       65
Pixar *                                                          1,200       53
Reader's Digest, Class A                                         2,800       52
Harte-Hanks                                                      2,550       52
Catalina Marketing *                                             1,850       52
John Wiley & Sons, Class A                                       1,800       43
Interactive Data *                                               2,900       42
Charter Communications, Class A *                                9,800       40
Hollinger International, Class A                                 3,300       40
Scholastic *                                                     1,000       38
Cablevision Systems, Class A *SS                                 3,860       37
Media General, Class A                                             600       36
Lee Enterprises                                                  1,000       35
Cox Radio, Class A *                                             1,300       31
Getty Images *SS                                                 1,400       30
Emmis Broadcasting, Class A *                                    1,400       30
Regal Entertainment Group, Class A *                             1,200       28
Grey Advertising                                                    40       28
Journal Register *                                               1,300       26
Mediacom Communications, Class A *                               3,300       26
Liberty                                                            600       24
APAC TeleServices *                                              3,700       22
Pulitzer                                                           400       21

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Entravision Communications *                                     1,400  $    17
Macrovision *                                                    1,300       17
Cadmus Communications                                            1,500       17
R.H. Donnelley *                                                   600       17
Value Line                                                         400       16
Insight Communications, Class A *                                1,400       16
Crown Media, Class A *                                           2,000       16
ADVO *                                                             400       15
XM Satellite Radio Holdings, Class A *SS                         2,000       15
Sinclair Broadcast Group, Class A *                              1,000       14
Young Broadcasting, Class A *                                      800       14
AMC Entertainment *                                              1,000       14
Radio One, Class A *                                               900       13
Innotrac *                                                       2,700       13
Cumulus Media, Class A *                                           900       12
Paxson Communications *                                          2,100       12
Playboy Enterprises, Class B *SS                                   900       11
Equity Marketing *                                                 800       11
Daily Journal *                                                    400       10
Sonic Solutions *SS                                              1,300       10
Unitedglobalcom, Class A *                                       3,700       10
Harris Interactive *SS                                           3,000       10
Salem Communications, Class A *                                    400       10
Information Holdings *                                             400       10
Beasley Broadcast Group, Class A *                                 600        9
Spanish Broadcasting, Class A *                                    800        8
Source Information Management *SS                                1,400        8
LodgeNet Entertainment *                                           500        7
Primedia *SS                                                     5,836        7
TiVo *SS                                                         1,900        7
Acme Communications *                                              900        7
Regent Communications *                                            900        6
Saga Communications, Class A *                                     250        6
Clear Channel Communications *SS                                   175        6
Liberty Livewire, Class A *                                      1,820        5
Championship Auto Racing Team *                                    500        5
4Kids Entertainment *SS                                            200        4
Penton Media SS                                                  1,700        4
On Command *                                                     2,000        3
                                                                          3,877
Multiline Retail  0.7%

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Dollar Tree Stores *                                             2,925  $   115
BJ's Wholesale Club *                                            2,000       77
Neiman Marcus, Class A *                                         1,400       49
Saks *                                                           3,775       49
99 Cents Only Stores *                                           1,865       48
Shopko Stores *                                                  1,600       32
Fred's, Class A                                                    750       28
Tuesday Morning *                                                1,200       22
Stein Mart *                                                     1,800       21
Bon-Ton Stores *                                                 3,500       16
PriceSmart *                                                       200        8
                                                                            465
Specialty Retail  3.3%
Autonation *                                                     9,100      132
CDW Computer Centers *                                           2,400      112
Williams-Sonoma *                                                3,400      104
Ross Stores                                                      2,300       94
Abercrombie & Fitch, Class A *                                   3,000       72
Michaels Stores *                                                1,800       70
Pier 1 Imports                                                   2,900       61
Talbots                                                          1,700       60
Foot Locker *                                                    3,800       55
Barnes & Noble *                                                 1,900       50
United Rentals *                                                 2,300       50
PETsMART *                                                       3,100       50
Rent-A-Center *                                                    800       46
Chico's *SS                                                      1,250       45
Linens `n Things *                                               1,300       43
American Eagle Outfitters *                                      2,000       42
O'Reilly Automotive *                                            1,500       41
Borders Group *                                                  2,200       41
Zale *                                                           1,100       40
Copart *                                                         2,250       37
Regis                                                            1,300       35
Payless Shoesource *                                               605       35
Claire's Stores                                                  1,500       34
Men's Wearhouse *                                                1,300       33
Hollywood Entertainment *                                        1,500       31

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Too *                                                            1,000  $    31
Group One Automotive *                                             800       31
AnnTaylor Stores *                                               1,200       31
Blockbuster, Class A                                             1,100       30
Hot Topic *SS                                                    1,100       29
TSC *                                                              400       28
Hughes Supply                                                      600       27
Burlington Coat Factory                                          1,200       26
Aeropostale *                                                      900       25
Stage Stores *                                                     700       24
Restoration Hardware *                                           2,700       24
Dress Barn *                                                     1,400       22
The Children's Place *SS                                           800       21
Urban Outfitters *                                                 600       21
Sonic Automotive, Class A *                                        800       21
Electronics Boutique Holdings *SS                                  700       21
Aaron Rents, Class A                                               900       20
Pep Boys                                                         1,200       20
Christopher & Banks *                                              475       20
Pacific Sunwear *                                                  900       20
The Buckle Inc *                                                   800       20
Charming Shoppes *                                               2,200       19
Cost Plus *SS                                                      600       18
Guitar Center *                                                    900       17
Advanced Auto Parts *SS                                            306       17
Finlay Enterprises *                                             1,000       17
Wet Seal *                                                         675       16
Hancock Fabrics                                                    800       15
United Auto Group *                                                700       15
TBC *                                                              900       14
Gart Sports Company *                                              500       14
OfficeMax *                                                      2,400       14
Sharper Image *                                                    700       14
Asbury Automotive Group *                                        1,000       14
Lithia Motors, Class A *                                           500       13
Charlotte Russe Holding *                                          600       13
Cato Corporation, Class A                                          600       13
Party City *                                                       800       13
Shoe Carnival *                                                    600       13

Movie Gallery *                                                    600  $    13
CompuCom Systems *                                               3,200       12
Genesco *SS                                                        500       12
bebe stores *SS                                                    600       12
Hibbett Sporting Goods *                                           450       11
Cole National, Class A *                                           600       11
United Retail Group *                                            1,000       11
Friedman's, Class A                                                800       10
Whitehall Jewellers *                                              500       10
Trans World Entertainment *SS                                    1,700       10
Tweeter Home Entertainment Group *SS                               600       10
Footstar *SS                                                       400       10
The Sports Authority *SS                                           800        9
Rent Way *                                                         700        9
West Marine *                                                      700        9
Winmark *                                                          700        8
Ultimate Electronics *SS                                           300        8
Pomeroy Computer Resources *                                       500        7
Rex Stores *                                                       450        6
Haverty Furniture                                                  300        6
Good Guys *                                                      1,400        5
PC Connection *                                                  1,200        5
Gymboree *                                                         300        5
Wilsons Leather *SS                                                300        4
Mothers Work *SS                                                   100        4
The Finish Line, Class A *                                         200        4
Building Materials Holdings *                                      100        1
                                                                          2,416
Textiles, Apparel, & Luxury Goods  0.8%
Coach *                                                          1,100       60
Columbia Sportswear *                                            1,250       40
Timberland, Class A *                                            1,000       36
Fossil *SS                                                       1,425       29
Wolverine World Wide                                             1,600       28
Polo Ralph Lauren, Class A *                                     1,100       25
Brown Group                                                        800       23
Quaker Fabric *                                                  1,300       20
Unifi *                                                          1,800       20

Kellwood                                                           600  $    20
Saucony, Class B *                                               2,700       19
Maxwell Shoe, Class A *                                          1,200       19
Wellman                                                          1,100       18
Culp *                                                           1,100       18
Haggar                                                           1,000       16
Weyco Group                                                        400       16
Phillips-Van Heusen                                              1,000       16
K-Swiss, Class A                                                   600       16
UniFirst                                                           600       15
Movado Group                                                       600       15
Kenneth Cole Productions, Class A *                                500       14
Russell                                                            700       13
Mossimo *SS                                                      1,500       13
Guess? *                                                         1,700       12
Stride Rite                                                      1,500       12
Cutter & Buck *                                                  1,900       11
Tandy Brands *                                                     900       11
Tarrant Apparel *SS                                              1,400        9
Oshkosh B'Gosh, Class A                                            200        9
Cherokee *                                                         400        8
Lazare Kaplan International *                                    1,100        8
Superior Uniform Group                                             700        7
Nautica Enterprises *                                              300        4
Madden Steven *                                                    100        2
                                                                            602
Total Consumer Discretionary                                             12,645

CONSUMER STAPLES  3.8%
Beverages  0.3%
Constellation Brands, Class A *                                  2,600       83
PepsiAmericas                                                    4,300       64
Coca-Cola Bottling                                                 400       17
Robert Mondavi, Class A *SS                                        400       14
National Beverage *                                                100        2
                                                                            180

Food & Drug Retailing  0.6%
Whole Foods Market *                                             1,600  $    77
Performance Food Group *                                         1,300       44
Longs Drug Stores                                                1,200       34
Rite Aid *SS                                                    13,600       32
Fleming Companies SS                                             1,500       27
Weis Markets                                                       700       26
Duane Reade *SS                                                    700       24
Ruddick                                                          1,400       24
Casey's General Stores                                           1,600       19
Great Atlantic & Pacific Tea Company *                           1,000       19
Wild Oats Markets *SS                                            1,100       18
7-Eleven *                                                       2,000       16
Pathmark Stores *                                                  700       13
Nash Finch                                                         400       13
Marsh Supermarkets, Class B                                        900       12
Arden Group *                                                      200       12
United Natural Foods *                                             500       10
Smart & Final *                                                  1,200        9
Penn Traffic *                                                     500        5
                                                                            434
Food Products  2.1%
Kraft Foods, Class A                                             7,600      311
Tyson Foods, Class A                                             9,819      152
McCormick                                                        4,800      124
Dean Foods *                                                     2,972      111
Hormel Foods                                                     3,500       84
Tootsie Roll Industries                                          1,485       57
Smithfield Foods *                                               2,700       50
J.M. Smucker Company                                             1,367       47
Dole Foods                                                       1,600       46
Fresh Del Monte Produce                                          1,800       45
Bunge Limited                                                    2,100       44
Chiquita Brands *                                                2,100       38
Sensient Technologies Corporation SS                             1,600       36
Interstate Bakeries                                              1,200       35
Corn Products International                                      1,100       34
Farmer Bros.                                                        70       25

International Multifoods *                                         900  $    23
Flowers Foods *                                                    840       22
American Italian Pasta, Class A *                                  400       20
Del Monte Foods *                                                1,700       20
Ralcorp Holdings *                                                 600       19
Peet's Coffee & Tea *                                              900       17
Central Garden & Pet *                                             900       16
Zapata Corporation *SS                                             500       15
J&J Snack Foods *                                                  300       13
Bridgford Foods                                                  1,000       13
Hain Celestial Group *                                             700       13
Green Mountain Coffee *                                            600       13
Seabord                                                             50       12
Maui Land & Pineapple *                                            600       12
Delta & Pine Land                                                  600       12
Cadiz *SS                                                        1,400       12
Alico                                                              400       12
Lance                                                              700       10
Riviana Foods                                                      400       10
Pilgrim's Pride                                                    600        8
Rocky Mountain Chocolate Factory *                                 768        8
Sanderson Farms                                                    300        8
Lifeway Foods *                                                  1,100        7
Aurora Foods *                                                   2,500        4
Horizon Organic *SS                                                100        2
                                                                          1,560
Household Products  0.2%
Dial Corp.                                                       2,800       56
Pennzoil-Quaker State                                            1,900       41
Church & Dwight                                                  1,000       31
Oil-Dri                                                          1,200       10
Katy Industries *                                                1,700        9
                                                                            147
Personal Products  0.3%
Estee Lauder, Class A                                            3,600      127
NBTY *                                                           1,800       28
Playtex Products *                                               2,100       27
Elizabeth Arden *SS                                              1,300       23

Inter Parfums                                                    1,800  $    13
Revlon, Class A *SS                                              1,300        6
Del Laboratories                                                   200        5
BriteSmile *SS                                                   1,800        4
                                                                            233
Tobacco  0.3%
R.J. Reynolds Tobacco                                            2,600      140
Universal Corporation                                              900       33
Vector Group SS                                                    999       17
Schweitzer Mauduit                                                 400       10
DiMon                                                            1,400       10
Standard Commercial                                                200        4
                                                                            214
Total Consumer Staples                                                    2,768

ENERGY  4.4%
Energy Equipment & Services  2.2%
GlobalSantaFe                                                    6,859      188
Weatherford International                                        3,290      142
ENSCO International                                              4,000      109
Diamond Offshore Drilling                                        3,400       97
Smith International *                                            1,300       89
Cooper Cameron *                                                 1,600       77
Patterson-UTI Energy *                                           2,300       65
Pride International *                                            3,900       61
Tidewater                                                        1,700       56
Varco International *                                            2,811       49
Grant Prideco *                                                  3,290       45
Helmerich & Payne                                                1,200       43
National Oilwell *                                               2,000       42
Seacor Smit *                                                      800       38
FMC Technologies *                                               1,500       31
Key Energy Services *                                            2,700       28
Universal Compression Holdings *                                 1,000       24
Hanover Compressor *SS                                           1,700       23
Global Industries *                                              3,000       21
Lone Star Technologies *SS                                         910       21

Superior Energy *                                                1,900  $    19
Oceaneering International *                                        700       19
Grey Wolf *                                                      4,600       19
Torch Offshore *                                                 2,500       18
Cal Dive International *                                           800       18
Offshore Logistics *SS                                             700       17
Unit Corp. *                                                       900       16
Oil States International *                                       1,300       15
Atwood Oceanics *                                                  400       15
Maverick Tube *                                                  1,000       15
Dril-Quip *                                                        600       15
Carbo Ceramics                                                     400       15
Petroleum Helicopters *                                            500       15
Veritas DGC *                                                    1,100       14
Input/Output *                                                   1,500       13
W-H Energy Services *                                              600       13
Newpark Resources *                                              1,800       13
Horizon Offshore *                                               1,400       12
Gulf Island Fabrication *                                          600       11
TETRA Technologies *                                               400       11
NATCO Group, Class A *                                           1,200       10
Trico Marine Services *                                          1,500       10
Matrix Service *                                                 1,100        9
ICO *                                                            7,400        9
NS Group *                                                         900        9
Gulfmark Offshore *                                                200        8
Parker Drilling *                                                2,400        8
Dawson Geophysical *                                               800        6
Hydril *                                                           200        5
Seitel *SS                                                         700        1
                                                                          1,627
Oil & Gas  2.2%
Valero Energy                                                    3,000      112
Ocean Energy                                                     5,000      108
Murphy Oil                                                       1,280      106
Pioneer Natural Resources Co *                                   3,300       86
XTO Energy                                                       3,525       73
Equitable Resources                                              2,000       69

Pogo Producing                                                   1,600  $    52
Noble Energy                                                     1,400       51
Newfield Exploration *                                           1,300       48
Enterprise Products Partners *                                   2,800       46
Teppco Partners *                                                1,200       38
Tom Brown *                                                      1,300       37
Premcor *                                                        1,400       36
Chesapeake Energy *                                              4,300       31
Spinnaker Exploration *                                            800       29
Forest Oil *                                                     1,000       28
Vintage Petroleum                                                2,300       27
Swift Energy *SS                                                 1,700       27
Western Gas Resources                                              700       26
Westport Resources *                                             1,530       25
Pure Resources *                                                 1,200       25
Buckeye Partners *                                                 700       25
Stone Energy *                                                     600       24
Plains Resources *                                                 900       24
Patina Oil & Gas                                                   750       21
Houston Exploration *                                              700       20
Denbury Resources *                                              1,900       20
St. Mary Land Exploration SS                                       800       19
Cabot Oil & Gas, Class A                                           800       18
TransMontaigne *                                                 3,000       18
Plains All Amer Pipeline *                                         700       18
Evergreen Resources *SS                                            400       17
Howell SS                                                        1,122       15
Ultra Petroleum *                                                1,900       14
Frontier Oil                                                       800       14
Remington Oil & Gas *                                              700       14
Edge Petroleum *                                                 2,400       13
Encore Aquisition *                                                700       12
Magnum Hunter Resources *                                        1,500       12
Range Resources *                                                2,100       12
Energy Partners *                                                1,200       11
Nuevo Energy *                                                     700       11
OMI *                                                            2,600       11

Hugoton Royalty Trust                                            1,000  $    11
Greka Energy *SS                                                 1,800       10
Berry Petroleum, Class A                                           600       10
EnergySouth                                                        300       10
Giant Industries *                                               1,200       10
Tesoro Petroleum *                                               1,200        9
Castle Energy                                                    1,400        9
Cross Timbers Royalty Trust                                        600        9
BP Prudhoe Bay Royalty Trust                                       800        9
3Tec Energy *                                                      500        9
KCS Energy *SS                                                   4,800        8
Syntroleum *                                                     2,900        8
Carrizo Oil & Gas *                                              1,800        8
Key Production *                                                   390        8
Prima Energy *                                                     300        7
Maynard Oil *                                                      400        7
Adams Resources & Energy                                         1,100        7
Markwest Hydrocarbon *                                             900        6
Meridian Resource *                                              1,700        6
Beta Oil & Gas *                                                 2,700        6
Petroleum Development *                                          1,000        6
Callon Petroleum *                                               1,200        6
Keneb Services *                                                   100        2
Magnum Hunter Resources, Warrants *                                220        0
                                                                          1,624
Total Energy                                                              3,251

FINANCIALS  27.0%
Banks  9.1%
M & T Bank                                                       2,644      227
UnionBancal                                                      4,300      201
North Fork Bancorporation                                        4,450      177
National Commerce Financial                                      5,950      156
Golden State Bancorp                                             3,900      141
Popular                                                          4,100      138
Greenpoint Financial                                             2,800      137

Hudson City Bancorp                                              6,000  $   119
Banknorth Group                                                  4,495      117
Compass Bancshares                                               3,450      116
TCF Financial                                                    2,200      108
Sovereign Bancorp                                                6,300       94
Astoria Financial                                                2,900       93
New York Community Bancorp                                       3,143       85
Valley National Bancorp                                          2,971       83
Mercantile Bankshares                                            2,000       82
Commerce Bancorp                                                 1,850       82
Associated Banc-Corp                                             2,103       79
Hibernia Corp., Class A                                          4,000       79
Commerce Bancshares                                              1,731       77
First Virginia Banks                                             1,400       75
City National                                                    1,300       70
FirstMerit                                                       2,500       69
Wilmington Trust, Series A                                       2,200       67
Bank of Hawaii                                                   2,200       62
Capitol Federal Financial                                        2,300       60
Webster Financial                                                1,456       56
Independence Community Bank                                      1,900       55
Cullen/Frost Bankers                                             1,500       54
BOK Financial                                                    1,609       54
Investor's Financial Services                                    1,600       54
Fulton Financial                                                 2,787       53
Washington Federal                                               2,023       51
Old National Bancorp                                             1,963       50
First Citizens Bancshares                                          450       50
Colonial BancGroup                                               3,300       49
Roslyn Bancorp                                                   2,250       49
Sky Financial                                                    2,293       48
Provident Financial Group                                        1,600       46
People's Bank                                                    1,700       44
International Bancshares                                         1,031       44
Commercial Federal                                               1,500       43
First Midwest Bancorp                                            1,556       43
WestAmerica                                                      1,100       43

Downey Financial                                                   900  $    43
BanCorpSouth                                                     2,025       41
Trustmark                                                        1,600       41
IndyMac Mortgage Holdings *                                      1,800       41
Citizens Banking                                                 1,400       41
Greater Bay Bancorp SS                                           1,206       37
Whitney Holding                                                  1,200       37
Community First Bankshares                                       1,400       37
United Bankshares                                                1,200       35
Staten Island Bancorp                                            1,800       35
Silicon Valley Bancshares *                                      1,300       34
Park National                                                      395       34
MAF Bancorp                                                        900       34
South Financial Group SS                                         1,500       34
Southwest Bancorp *                                                900       33
Westcorp                                                         1,000       32
Wintrust Financial SS                                              900       31
East West Bancorp                                                  900       31
UMB Financial                                                      656       31
Susquehanna Bancshares                                           1,350       31
Midwest Banc Holdings                                            1,000       30
Republic Bancorp                                                 1,994       30
Waypoint Financial                                               1,500       29
Suffolk Bancorp                                                    800       29
First Commonwealth Financial                                     2,100       28
First Niagara Financial                                          1,000       28
Chittenden                                                         950       28
First Financial Bancorp                                          1,402       27
Hudson United Bancorp                                              956       27
First South Bancorp                                                750       27
Hancock Holding                                                    400       27
W Holdings Company                                               1,100       27
Santander Bancorp                                                1,550       26
Pulaski Bancorp                                                    800       26
Boston Private Financial                                         1,059       26
F.N.B.                                                             949       26
WSFS Financial                                                   1,000       26

Pacific Capital Bancorp                                          1,066  $    25
Harbor Florida Bancshares                                        1,200       25
NBT Bancorp                                                      1,380       25
Cathay Bancorp                                                     600       25
Gold Banc                                                        2,200       24
Franklin Financial                                                 900       23
CORUS Bankshares                                                   500       23
FirstBank Puerto Rico                                              600       23
Provident Bankshares                                               951       23
Flagstar Bancorp SS                                                975       23
Sandy Spring Bancorp                                               700       22
BostonFed Bancorp                                                  700       22
Trustco Bank                                                     1,700       22
Interchange Financial Services                                     800       22
Arrow Financial                                                    640       22
S&T Bancorp                                                        800       22
Sound Federal Bancorp SS                                           900       21
IBERIABANK                                                         500       20
Brookline Bancorp SS                                               800       20
BankUnited Financial *                                           1,000       19
Coastal Bancorp                                                    600       19
Prosperity Bancshares                                            1,000       18
First Republic Bank *SS                                            650       18
Vista Bancorp                                                      661       18
Frontier Financial                                                 600       18
Medford Bancorp                                                    500       17
Alabama National Bancorp                                           400       17
Anchor Bancorp Wisconsin                                           700       17
Oriental Financial Group                                           660       17
MB Financial                                                       500       17
Camden National                                                    600       17
Texas Regional Bancshares, Class A                                 340       17
Chemical Financial                                                 441       17
Banner                                                             660       16
Harleysville National                                              600       16
Three Rivers Bancorp SS                                            900       16
Dime Community Bancorp                                             700       16
Union Bankshares                                                   600       16
CVB Financial                                                      687       16

Mississippi Valley Bankshares                                      300  $    16
Mid-State Bancshares                                               800       15
Trust Company of New Jersey                                        600       15
UCBH Holdings                                                      400       15
BankAtlantic, Class A                                            1,200       15
St. Francis Capital                                                600       15
Commonwealth Bancorp                                               500       15
Omega Financial                                                    400       15
State Bancorp                                                      832       15
Sterling Financial                                                 748       15
Northwest Bancorp                                                1,100       15
Logansport Financial                                               800       15
FirstFed Financial *                                               500       14
First Charter                                                      800       14
First United                                                       800       14
U.S.B. Holding Company                                             693       14
Bay View Capital *                                               2,200       14
West Coast Bancorp                                                 820       14
NewMil Bancorp                                                     700       14
Capital Corp of the West                                           735       14
Ameriana Bancorp SS                                                960       14
Second Bancorp                                                     500       14
Integra Bank                                                       600       13
Connecticut Bancshares                                             400       13
Cooperative Bankshares SS                                          900       13
Community Banks                                                    441       13
Troy Financial                                                     420       13
First Merchants                                                    420       13
Pacific Northwest Bancorp                                          400       13
First Indiana                                                      575       12
Net Bank *                                                       1,069       12
Unizan Financial                                                   576       12
Southwest Bancorp                                                  450       12
FNB                                                                700       12
German American Bancorp                                            661       12
Irwin Financial                                                    600       12
PrivateBancorp                                                     400       12
First Place Financial                                              600       12

Hingham Institution for Savings                                    400  $    12
Guaranty Financial *                                               900       12
Gulf West Banks                                                    801       12
Midsouth Bancorp                                                   900       12
First Banks America *                                              300       12
National Penn Bancshares                                           442       12
Woronoco Bancorp                                                   600       12
PFF Bancorp                                                        300       12
Franklin Bank                                                      600       11
BB&T                                                               292       11
Bancorp Connecticut                                                400       11
Riverview Bancorp                                                  800       11
Sterling Bancshares                                                750       11
Westbank                                                           800       11
Century Bancorp, Class A                                           400       11
1st Source                                                         441       11
Farmers Capital Bank                                               300       11
First Financial Bankshares                                         250       10
First Federal Bancshares of Arkansas                               400       10
Seacoast Financial Services                                        400       10
BWC Financial *                                                    484       10
First of Long Island                                               200       10
Glacier Bancorp                                                    400       10
California First National Bancorp                                  600       10
R & G Financial, Class B                                           400        9
WesBanco                                                           400        9
First Federal Bancorp                                            1,300        9
Sterling Financial                                                 375        9
Amcore Financial                                                   400        9
Home Federal Savings Bank                                          400        9
Flushing Financial                                                 450        9
CB Bancshares                                                      242        9
Thistle Group Holdings                                             800        9
Capital Crossing Bank *                                            400        9
Matrix Bancorp *SS                                                 800        9
Riggs                                                              600        9
Union Community Bancorp                                            600        9

Community Bankshares of Indiana                                    500  $     9
GBC Bancorp                                                        300        9
CoBiz                                                              500        9
Mahaska Investment                                                 600        8
Peoples Holding                                                    200        8
SY Bancorp                                                         200        8
Peoples Community Bancorp *                                        400        8
Republic Bancshares *                                              400        8
Abington Bancorp                                                   400        8
Security Financial Bancorp *                                       400        8
Klamath First Bancorp                                              500        8
Northrim Bank                                                      500        7
WHG Bancshares                                                     500        7
Ocwen Financial *                                                1,200        7
Merchants Bancshares                                               200        6
Independent Bank                                                   200        5
Western Ohio Financial                                             200        4
Provident Bancorp SS                                               100        3
Summit Bancshares                                                  100        2
First Busey Corporation, Class A                                   100        2
                                                                          6,670
Diversified Financials  3.2%
Goldman Sachs Group                                              5,600      411
Principal Financial Group *                                     10,100      313
Federated Investors, Class B                                     3,250      112
Legg Mason                                                       1,900       94
SEI                                                              3,200       90
A.G. Edwards                                                     2,300       89
AmeriCredit *SS                                                  2,600       73
Neuberger Berman                                                 1,850       68
Alliance Capital SS                                              1,900       65
John Nuveen, Class A                                             2,500       64
Eaton Vance                                                      2,000       62
Allied Capital SS                                                2,600       59
E*TRADE Group *                                                 10,130       55
Leucadia National                                                1,700       54
Waddell & Reed Financial, Class A                                2,250       52
Investment Technology Group *                                    1,550       51

Student Loan Corporation                                           600  $    50
Doral Financial                                                  1,400       47
LaBranche & Co. *SS                                              1,800       41
Raymond James Financial                                          1,400       40
Affiliated Managers Group *                                        600       37
Jeffries Group                                                     800       34
WFS Financial *                                                  1,100       30
AmeriTrade, Class A *                                            6,100       28
Walter Industries                                                1,900       25
American Capital Strategies                                        900       25
Metris Companies SS                                              2,950       24
Factual Data *                                                   2,000       23
New Century Financial SS                                           600       21
Credit Acceptance Corporation *SS                                1,600       20
Charter Municipal Mortgage Acceptance                            1,100       20
Knight/Trimark Group *                                           3,600       19
Southwest Securities SS                                            883       17
Friedman, Billings, Ramsey Group *                               1,300       17
World Acceptance *                                               1,700       14
Blackrock, Class A *                                               300       13
Financial Federal *SS                                              400       13
Sanders Morris Harris Group                                      1,700       11
First Cash *                                                     1,200       11
PMC Capital                                                      1,500       10
DVI Financial *                                                    500       10
CompuCredit *                                                    1,400       10
Advanta SS                                                         866        9
Asta Funding *                                                     600        8
Soundview Technology Group *                                     4,400        7
Cash America Investments                                           800        7
Hoenig Group *                                                     700        7
Gabelli Asset Management, Class A *SS                              200        7
Instinet Group *                                                 1,000        7
Harris & Harris Group *                                          1,700        5
eSpeed, Class A *                                                  300        3
Amwest Insurance Group *                                           726        0
                                                                          2,382

Insurance  8.6%
Berkshire Hathaway, Class A *                                       43  $ 2,872
Prudential *                                                    16,200      540
CNA Financial *                                                  6,200      164
Radian Group                                                     2,708      132
Transatlantic Holdings                                           1,405      112
Travelers, Class A *                                             5,800      103
PMI Group                                                        2,600       99
Old Republic International                                       3,150       99
Fidelity National Financial                                      2,860       90
Arthur J. Gallagher                                              2,400       83
Erie Indemnity                                                   1,900       77
Mercury General                                                  1,500       73
American National Insurance                                        750       72
Unitrin                                                          2,000       72
White Mountains Insurance Group SS                                 220       70
Protective Life                                                  2,100       70
Allmerica Financial                                              1,500       69
Wesco Financial                                                    210       63
Markel *                                                           310       61
Brown and Brown                                                  1,800       57
American Financial Group                                         2,100       50
Phoenix Companies *                                              2,700       50
W. R. Berkley                                                      900       50
AmerUs Life SS                                                   1,300       48
Reinsurance Group of America SS                                  1,550       48
MONY Group                                                       1,400       48
Hilb Rogal and Hamilton                                          1,000       45
HCC Insurance Holdings                                           1,700       45
Commerce Group                                                   1,000       40
StanCorp Financial Group                                           700       39
Alleghany                                                          203       39
21st Century Insurance Group                                     1,800       34
Odyssey Re Holdings SS                                           1,800       31
Delphi Financial                                                   704       31
Alfa                                                             2,600       30
First American Financial                                         1,300       30
Ohio Casualty *                                                  1,300       27

American Medical Security *                                      1,100  $    26
Horace Mann Educators                                            1,300       24
Nationwide Financial Services, Class A                             600       24
Great American Financial Resources                               1,200       23
Philadelphia Consolidated *                                        500       23
Zenith National                                                    700       22
UICI *                                                           1,100       22
RLI                                                                400       20
Midland                                                            400       20
PMA Capital, Class A                                               900       19
CNA Surety                                                       1,300       19
Navigators Group *                                                 700       19
Presidential Life                                                  900       18
Triad Guaranty *                                                   400       17
Selective Insurance                                                600       17
Crawford, Class B SS                                             2,000       16
Clark / Bardes Holdings *                                          700       16
Citizens, Class A                                                1,155       15
State Auto Financial                                               900       15
Financial Industries Corporation                                   800       15
Penn-America Group                                               1,350       14
FBL Financial Group, Class A                                       632       14
PICO Holdings *                                                    800       13
Cotton States Life Insurance                                     1,300       13
ProAssurance *                                                     720       13
LandAmerica Financial Group                                        400       13
BancInsurance *                                                  2,310       12
Standard Management *                                            1,400       11
Harleysville Group                                                 400       11
Stewart Information Services *                                     500       10
Baldwin & Lyons, Class B                                           400        9
Argonaut Group SS                                                  400        9
Arch Capital Group *                                               300        9
Fremont General SS                                               2,000        8
MEEMIC Holdings *                                                  300        8
Universal American Financial *                                   1,200        8
Kansas City Life Insurance                                         200        8
United Fire & Casualty                                             200        8

Merchants Group                                                    300  $     7
Vesta Insurance                                                    900        4
Danielson *                                                        700        4
FPIC Insurance Group *SS                                           200        3
                                                                          6,262
Real Estate  6.1%
Archstone-Smith Trust, REIT                                      5,187      139
Vornado Realty Trust, REIT                                       2,900      134
ProLogis Trust, REIT                                             4,827      126
Public Storage, REIT                                             3,200      119
Duke Realty, REIT                                                3,790      110
Apartment Investment & Management, Class A, REIT                 2,000       98
General Growth Properties, REIT                                  1,900       97
Boston Properties, REIT                                          2,300       92
Kimco Realty, REIT                                               2,550       85
Avalonbay Communities, REIT                                      1,784       83
Host Marriott, REIT                                              7,074       80
AMB Property, REIT                                               2,500       78
Rouse, REIT                                                      2,200       73
Liberty Property Trust, REIT                                     2,000       70
Trizec Properties                                                4,100       69
IStar Financial, REIT                                            2,373       68
Health Care Property Investors, REIT                             1,500       64
St. Joe                                                          2,100       63
Mack-Cali Realty, REIT                                           1,700       60
Regency Centers, REIT                                            2,000       59
CarrAmerica Realty, REIT                                         1,900       59
Catellus Development *                                           2,700       55
Hospitality Properties Trust, REIT                               1,500       55
Weingarten Realty Investors, REIT                                1,500       53
Crescent Real Estate Equities, REIT                              2,700       51
New Plan Excel Realty, REIT                                      2,400       50
United Dominion Realty Trust, REIT                               3,100       49
CBL & Associates Properties, REIT                                1,200       49
Realty Income, REIT                                              1,300       48
Arden Realty, REIT                                               1,600       46
Forest City Enterprises                                          1,300       45
Camden Property Trust, REIT                                      1,200       44

Highwoods Properties, REIT                                       1,700  $    44
Macerich Company, REIT                                           1,400       43
BRE Properties, Class A, REIT                                    1,300       40
Chelsea GCA, REIT                                                1,200       40
Reckson Associates Realty, REIT                                  1,500       37
Cousins Properties, REIT                                         1,450       36
Healthcare Realty Trust, REIT                                    1,100       35
Centerpoint Properties, REIT                                       600       35
Shurgard Storage Centers, Class A, REIT                          1,000       35
Developers Diversified Realty, REIT                              1,500       34
Brandywine Realty Trust, REIT                                    1,300       34
Health & Retirement Properties, REIT                             3,800       34
Felcor Lodging Trust, REIT                                       1,800       33
First Industrial Realty, REIT                                    1,000       33
NovaStar Financial, REIT                                           900       32
Prentiss Properties Trust, REIT                                  1,000       32
La Quinta Properties, REIT                                       4,300       31
Pan Pacific Retail Properties, REIT                                900       31
Heritage Property Investment Trust *                             1,100       29
Vencor                                                           2,300       29
Annaly Mortgage Management, REIT                                 1,500       29
Newhall Land & Farming                                             900       29
SL Green Realty, REIT                                              800       29
PS Business Parks, REIT                                            800       28
Chateau Communities, REIT                                          900       28
Essex Property Trust, REIT                                         500       27
Post Properties, REIT                                              900       27
Kilroy Realty, REIT                                              1,000       27
Nationwide Health Properties, REIT                               1,400       26
Gables Residential Trust, REIT                                     800       26
Federal Realty Investment Trust, REIT                              900       25
Mills, REIT                                                        800       25
Bedford Property Investors, REIT                                   900       24
LNR Property                                                       700       24
Home Properties of New York, REIT                                  600       23
IRT Property, REIT                                               1,700       22
Resource Asset Investment Trust, REIT                              900       21
MeriStar Hospitality, REIT                                       1,400       21
Koger Equity, REIT                                               1,100       21

Health Care, REIT                                                  700  $    21
Amli Residential Properties, REIT                                  800       21
WP Carey & Co                                                      900       20
Trammell Crow *                                                  1,400       20
Washington, REIT                                                   700       20
Jones Lang Lasalle *                                               800       20
National Golf Properties, REIT SS                                2,300       20
Colonial Properties Trust, REIT SS                                 500       19
Glenborough Realty Trust, REIT                                     800       19
Corrections Corp. of America *                                   1,064       18
Taubman Centers, REIT                                            1,200       18
Senior Housing Properties, REIT                                  1,160       18
Innkeepers USA, REIT                                             1,900       18
Mid-Atlantic Realty Trust, REIT                                  1,000       18
Manufactured Home Communities, REIT                                500       18
Entertainment Properties, REIT                                     700       17
Anthracite Capital                                               1,300       17
Capital Automotive, REIT                                           700       17
Sun Communities, REIT                                              400       17
Pennsylvania Real Estate Investment, REIT                          600       16
Equity Inns, REIT                                                2,000       16
Mid-America Apartment Communities, REIT                            600       16
JP Realty, REIT                                                    600       16
Universal Health Realty Income, REIT                               600       16
Thornburg Mortgage, REIT                                           800       16
EastGroup Properties, REIT                                         600       15
Great Lakes, REIT                                                  800       15
Alexandria Real Estate, REIT                                       300       15
LTC Properties, REIT                                             1,700       14
National Health Investors, REIT                                    900       14
Kramont Realty Trust, REIT                                         900       14
LaSalle Hotel Properties                                           900       14
Ramco-Gershenson Properties, REIT                                  700       14
Summit Properties, REIT                                            600       14
Impac Mortgage Holdings, REIT                                    1,000       13
American Mortgage Acceptance, REIT                               1,000       13
Lexington Corporate Properties, REIT                               800       13
Corporate Office Properties Trust, REIT                            900       13
Commercial Net Lease Realty, REIT SS                               800       13

Crown American Realty, REIT SS                                   1,300  $    12
RFS Hotel Investors, REIT                                          900       12
Tanger Factory Outlet Centers, REIT SS                             400       12
American Real Estate, REIT *                                     1,200       12
Agree Realty, REIT                                                 600       12
PMC Commercial Trust, REIT                                         800       11
Capital Properties                                               1,200       11
Shelbourne Properties, REIT                                        200       11
Apex Mortgage Capital, REIT                                        700       11
Wellsford Real Properties *                                        500       10
JDN Realty, REIT                                                   800       10
Transcontinental Realty Investors, REIT *SS                        500       10
Investors Real Estate Trust, REIT                                  900       10
National Health Realty, REIT                                       500        9
Glimcher Realty Trust, REIT                                        500        9
Aegis Realty, REIT                                                 800        9
Pittsburgh & West Virginia Railroad, REIT                        1,000        9
Getty Realty, REIT                                                 400        8
Urstadt Biddle Properties, Class A, REIT                           700        8
AmeriVest Properties, REIT                                       1,200        7
Parkway Properties, REIT SS                                        200        7
Monmouth Real Estate Investment, Class A, REIT                   1,000        7
Hersha Hospitality Trust, Class A, REIT                          1,100        7
Insignia/ESG Holdings *                                            700        7
Cornerstone Realty Income Trust, REIT                              600        7
Urstadt Biddle Properties, REIT                                    600        6
Saul Centers, REIT                                                 100        3
Sizeler Property Investors, REIT                                   100        1
Capital Properties, Class B, REIT *S                               120        0
                                                                          4,444
Total Financials                                                         19,758

HEALTH CARE  10.7%
Biotechnology  2.7%
Genentech *                                                      6,140      206
Gilead Sciences *                                                5,460      180
IDEC Pharmaceuticals *                                           4,280      152
Millennium Pharmaceuticals *                                     7,659       93

Cephalon *                                                       1,600  $    72
Human Genome Sciences *                                          3,580       48
Affymetrix *                                                     1,660       40
Vertex Pharmaceuticals *                                         2,310       38
Enzon *SS                                                        1,470       36
Transkaryotic Therapies *SS                                        900       32
Celgene *                                                        2,100       32
Alkermes *                                                       2,000       32
Techne *SS                                                       1,100       31
ICOS *                                                           1,700       29
Protein Design Labs *                                            2,400       26
Abgenix *SS                                                      2,600       26
Amylin Pharmaceuticals *                                         2,300       25
OSI Pharmaceuticals *SS                                          1,000       24
Imclone Systems *                                                2,743       24
Albany Molecular Research *                                      1,100       23
Genencor International *                                         2,200       22
Corixa *SS                                                       3,101       21
IDEXX Laboratories *                                               800       21
PE - Celera Genomi *                                             1,693       20
Neurocrine Biosciences *                                           700       20
Allos Therapeutics *SS                                           2,200       20
Medarex *                                                        2,600       19
Regeneron Pharmaceuticals *SS                                    1,300       19
Diversa *                                                        1,850       18
Trimeris *SS                                                       400       18
Tularik *SS                                                      1,900       17
Luminex *SS                                                      2,200       17
Myriad Genetics *SS                                                800       16
ILEX Oncology *                                                  1,100       16
NPS Pharmaceuticals *                                            1,000       15
CV Therapeutics *SS                                                800       15
Genta *SS                                                        1,700       14
Cell Genesys *                                                   1,000       14
Incyte Genomics *                                                1,800       13
Tanox *                                                          1,200       13
Enzo Biochem SS                                                    876       13
Martek Biosciences *                                               600       13

Telik *                                                          1,000  $    13
Isis Pharmaceuticals, Class B *SS                                1,300       12
OraSure Technologies *                                           1,900       12
Kos Pharmaceuticals *SS                                            600       12
Maxygen *                                                        1,000       12
Pharmacyclics *                                                  2,600       12
Biopure, Class A *SS                                             1,500       12
Exelixis *                                                       1,500       11
Lexicon Genetics *                                               2,300       11
EXACT Sciences *SS                                                 700       11
Arena Pharmaceuticals *                                          1,300       11
Gene Logic *SS                                                     760       11
Alexion Pharmaceutical *                                           700       11
Concentric Network *                                               800       10
Bio-Technology General *                                         1,700       10
Cepheid *SS                                                      1,800       10
Versicor *                                                         700        9
Neurogen *                                                         800        9
SangStat Medical *                                                 400        9
XOMA *                                                           2,300        9
Array BioPharma *                                                  900        9
NeoPharm SS                                                        680        9
Avigen *SS                                                         900        8
Cubist Pharmaceuticals *SS                                         900        8
Aphton *                                                         1,100        8
Cell Therapeutics *SS                                            1,500        8
VaxGen *SS                                                       1,400        8
Immunomedics *SS                                                 1,400        7
Acacia Research                                                  1,020        7
Sequenom *SS                                                     2,000        7
La Jolla Pharmaceutical *                                        1,100        7
CuraGen *                                                        1,200        7
BioSource International *                                        1,100        7
Titan Pharmaceuticals *SS                                        1,900        6
Applied Molecular Evolution *                                    1,100        6
BioMarin Pharmaceutical *SS                                      1,200        6
Progenics Pharmaceuticals *                                        500        6
Pharmacopeia *                                                     700        6

Digene *                                                           500  $     6
Neose Technologies *                                               500        5
Sangamo BioSciences *SS                                            900        5
EntreMed *SS                                                     1,600        5
Arqule *                                                           700        5
Texas Biotechnology *                                            1,100        4
Harvard Bioscience *                                               700        4
Biosepra *                                                       1,000        4
Triangle Pharmaceuticals *SS                                     1,400        4
Third Wave Technologies *SS                                      1,600        4
Ortec International *SS                                          1,600        3
Genzyme Molecular Oncology *SS                                   1,275        3
Deltagen *SS                                                     1,300        3
BioTransplant *SS                                                1,200        3
ImmunoGen *SS                                                    1,100        3
AVI BioPharma *SS                                                1,000        3
Novavax *                                                          600        3
Introgen Therapeutics *                                          1,200        2
Genome Therapeutics *SS                                            800        2
Kosan Biosciences *                                                200        2
                                                                          1,963
Health Care Equipment & Supplies  2.3%
Hillenbrand Industries                                           1,700       95
Beckman Coulter                                                  1,800       90
Dentsply International                                           2,300       85
Varian Associates *                                              2,000       81
Apogent Technologies *                                           3,100       64
Invitrogen *                                                     1,575       50
Bio-Rad Laboratories, Class A *                                  1,000       46
Edwards Lifesciences *                                           1,800       42
Charles River Laboratories International *                       1,000       35
Steris *                                                         1,800       34
Respironics *                                                    1,000       34
Invacare                                                           900       33
Mentor                                                             900       33
Haemonetics *                                                    1,100       32
ResMed *                                                         1,000       29
Ocular Sciences *                                                1,100       29

Cytyc *                                                          3,700  $    28
Arrow International                                                700       27
Diagnostic Products                                                700       26
American Medical Systems *SS                                     1,200       24
CONMED *                                                         1,050       23
IGEN *                                                             700       22
Ventana Medical Systems *SS                                      1,000       22
Inhale Therapeutic Systems *SS                                   2,300       22
Sonic Innovations *                                              2,800       20
Biosite Diagnostics *                                              700       20
Datascope                                                          700       19
Merit Medical Systems *                                            937       19
Cooper Companies                                                   400       19
Immucor *                                                          800       19
INAMED *                                                           700       19
Molecular Devices *                                              1,050       19
TheraSense *SS                                                   1,000       19
Viasys Healthcare *                                              1,000       17
ArthroCare *                                                     1,300       17
Sybron Dental Specialties *                                        900       17
VISX *                                                           1,500       16
Cerus *SS                                                          470       16
SurModics *                                                        600       16
Integra LifeServices Holdings *                                    700       15
Kensey Nash *                                                      900       15
Vital Signs                                                        400       14
Wright Medical Group *                                             700       14
Thoratec *                                                       1,502       14
Zoll Medical *                                                     400       13
West Pharmaceutical Services                                       400       13
Serologicals *                                                     700       13
PolyMedica *SS                                                     500       13
Wilson Greatbatch Technologies *SS                                 500       13
Conceptus *                                                        700       12
Bruker Daltonics *SS                                             2,900       11
Lifecore Biomedical *                                            1,000       11

Meridian Medical Technologies *SS                                  300  $    11
Candela Laser *                                                  1,900       10
Meridian Bioscience                                              1,500       10
North American Scientific *                                      1,000       10
Possis *                                                           800       10
Intuitive Surgical *SS                                           1,100        9
ICU Medical *                                                      300        9
Sola *                                                             800        9
Advanced Neuromodulation Systems *SS                               300        9
Theragenics *                                                    1,000        8
Mine Safety Appliances                                             200        8
Endocare *SS                                                       600        8
Interpore International *                                          800        8
Align Technology *SS                                             1,900        8
Exactech *                                                         500        8
EPIX Medical *                                                     700        7
SonoSite *                                                         500        7
Synovis Life Technologies *                                        900        7
Illumina *SS                                                     1,000        7
Caliper Technologies *SS                                           800        7
Cyberonics *                                                       500        7
Closure Medical *                                                  400        6
AeroGen *                                                        6,000        5
Urologix *                                                         400        5
ABIOMED *                                                          600        5
Q Med *SS                                                          600        5
Novoste *                                                          900        4
Inverness Medical Innovations *                                    200        4
                                                                          1,660
Health Care Providers & Services  4.5%
Quest Diagnostics *                                              2,700      232
Anthem *                                                         2,900      196
Laboratory Corporation of America *                              3,920      179
Oxford Health Plans *                                            2,500      116
Express Scripts, Class A *                                       2,300      115
Caremark RX *                                                    6,400      106

Patterson Dental *                                               2,000  $   101
Lincare Holdings *                                               3,000       97
Trigon Healthcare *                                                950       96
Triad Hospitals *                                                2,116       90
Health Net *                                                     3,300       88
Universal Health Services, Class B *                             1,700       83
First Health Group *                                             2,800       78
Omnicare                                                         2,800       74
Community Health System *                                        2,700       72
Advance PCS *                                                    2,500       60
Davita *                                                         2,300       55
WebMD *                                                          9,237       52
Coventry Health Care *                                           1,800       51
Mid-Atlantic Medical Services *                                  1,600       50
Henry Schein *                                                   1,100       49
Renal Care Group *                                               1,400       44
AMN Healthcare Services *                                        1,200       42
LifePoint Hospitals *                                            1,100       40
Apria Healthcare *                                               1,700       38
Service Corp. International *                                    7,600       37
Accredo Health *SS                                                 794       37
Pharmaceutical Product Development *                             1,300       34
Covance *                                                        1,800       34
Province Healthcare *SS                                          1,500       34
Priority Healthcare, Class B *                                   1,394       33
Cross Country *                                                    800       30
Cobalt Corporation *SS                                           1,300       30
Unilab *                                                         1,000       27
US Oncology *                                                    3,158       26
Orthodontic Centers of America *                                 1,100       25
Syncor International *                                             800       25
PacifiCare Health Systems, Class A *                               900       24
AmeriPath *                                                      1,000       24
Beverly Enterprises *                                            3,000       23
United Surgical Partners International *                           700       22
Sunrise Assisted Living *SS                                        800       21
Dianon Systems *                                                   400       21
LabOne *                                                           800       21
PSS World Medical *                                              2,500       20

Stewart Enterprises, Class A *                                   3,100  $    20
Medical Staffing Network Holdings *                                800       20
Maximus *                                                          600       19
Lifeline Systems *                                                 700       18
Advisory Board *                                                   500       18
Kindred Healthcare *SS                                             407       18
Genesis Health Ventures *                                          900       18
PDI *                                                            1,150       18
Owens & Minor SS                                                   900       18
VitalWorks *                                                     2,100       17
VCA Antech *                                                     1,100       17
RehabCare Group *                                                  700       17
MIM Corporation *SS                                              1,300       16
Select Medical *                                                 1,000       16
Pediatrix Medical Group *                                          600       15
Alliance Imaging *                                               1,100       15
D&K Healthcare                                                     400       14
Dynacq International *SS                                         1,000       14
Parexel International *SS                                        1,000       14
Hooper Holmes                                                    1,700       14
Sierra Health Services *                                           600       13
IMPATH *SS                                                         600       11
Hanger Orthopedic Group *                                          700       11
First Horizon Pharmaceutical *                                     500       10
OPTION CARE *SS                                                    750       10
CorVel *                                                           300       10
Capital Senior Living *                                          3,000       10
U.S. Physical Therapy *SS                                          400        8
AmSurg *                                                           300        8
Carriage Services, Class A *                                     1,600        7
Gentiva Health Services                                            750        7
LCA-Vision *                                                     6,400        7
Res-Care *                                                       1,000        7
Computer Programs and Systems *                                    300        6
Per-Se Technologies *                                              700        6
CryoLife *                                                         400        6
Radiologix *                                                       400        6
Omnicell *                                                         800        6
AMERIGROUP *SS                                                     200        5

PlanVista *                                                      1,300  $     5
National Healthcare *                                              200        4
Specialty Laboratories *                                           500        4
Matria Healthcare *                                                500        4
Magellan Health Services *                                       2,300        2
                                                                          3,261
Pharmaceuticals  1.2%
Mylan Laboratories                                               3,400      107
Barr Laboratories *                                              1,178       75
Sicor *                                                          3,400       63
IVAX *                                                           5,237       57
Andrx *                                                          2,000       54
ICN Pharmaceuticals                                              2,100       51
Scios *SS                                                        1,300       40
Medicis Pharmaceutical, Class A *                                  900       38
Alpharma, Class A SS                                             1,800       31
Pharmaceuticals *                                                1,100       31
Perrigo *                                                        2,000       26
Sepracor *                                                       2,700       26
K-V Pharmaceutical, Class A *                                      900       24
Adolor *SS                                                       1,900       21
Eon Labs *                                                       1,200       21
Endo Pharmaceutical *                                            3,000       21
DURECT *                                                         2,300       18
CIMA Labs *                                                        750       18
Noven Pharmaceuticals *                                            700       18
aaiPharma *SS                                                      600       13
Atrix Laboratory *                                                 600       13
Impax Laboratories *                                             1,600       12
Discovery Partners *                                             1,800       12
Atherogenics *                                                   1,600       11
Medicines Company *SS                                              900       11
Antigenics *SS                                                   1,100       11
Columbia Laboratories *                                          1,800       11
Pain Therapeutics *                                              1,200       10
Bradley Pharmaceuticals, Class A *SS                               700        9
Penwest Pharmaceuticals *SS                                        400        8
Ligand Pharmaceuticals, Class B *                                  500        7
Women First Healthcare *                                           900        7

SFBC International *SS                                             400  $     7
VIVUS *SS                                                          900        6
NaPro BioTherapeutics *SS                                          900        6
Ariad Pharmaceuticals *                                            900        4
MGI Pharma *SS                                                     500        4
Bone Care International *                                          600        4
AVANIR Pharmaceuticals, Class A *                                2,300        3
Emisphere Technologies *SS                                         600        2
Cellegy Pharmaceuticals *                                        1,100        2
InKine Pharmaceutical *SS                                        1,800        2
                                                                            915
Total Health Care                                                         7,799

INDUSTRIALS & BUSINESS SERVICES  11.0%
Aerospace & Defense  0.9%
L-3 Communications Holdings *SS                                  2,180      118
Alliant Techsystems *                                              975       62
Precision Castparts                                              1,200       40
Orbital Sciences *SS                                             3,100       25
Curtiss-Wright Corporation                                         300       24
Armor Holdings *                                                   800       20
World Fuel Services                                                800       20
Ducommun *                                                         700       18
DRS Technologies *                                                 400       17
EDO                                                                600       17
Invision *SS                                                       700       17
Engineered Support System                                          300       16
Aviall *                                                         1,100       15
United Industrial                                                  700       15
Aeroflex *                                                       2,200       15
Integrated Defense Technologies *SS                                500       15
BE Aerospace *                                                   1,100       15
GenCorp                                                          1,000       14
Cubic Corp                                                         600       14
Kaman, Class A                                                     800       13
Triumph Group *                                                    300       13
Sequa, Class A *                                                   200       13
Mercury Computer Systems *                                         600       12
Simula *                                                         3,300       12

Pemco Aviation Group *                                             500  $    12
MTC Technologies                                                   600       11
Innovative Solutions and Support *                               1,400       11
Hexcel *                                                         2,400       11
Ladish Company *                                                   800       10
United Defense Industries *                                        400        9
AAR                                                                900        9
KVH Industries *                                                 1,100        8
Allied Research *                                                  300        8
SPACEHAB *SS                                                     5,700        7
HEICO                                                              500        7
                                                                            663
Air Freight & Logistics  1.4%
UPS, Class B                                                    10,840      669
Expeditors International of Washington                           2,800       93
C.H. Robinson Worldwide                                          2,400       81
CNF                                                              1,300       49
JB Hunt Transport Services *                                     1,100       33
Airborne Freight                                                 1,200       23
EGL *                                                            1,200       20
Forward Air *                                                      600       20
Atlas Air Worldwide Holdings *SS                                 1,200        4
                                                                            992
Airlines  0.4%
JetBlue Airways *SS                                              1,100       50
SkyWest                                                          1,300       30
Northwest Airlines, Class A *SS                                  2,500       30
Atlantic Coast Airlines *                                        1,300       28
ExpressJet Holdings *                                            1,800       23
Continental Airlines, Class B *SS                                1,300       21
UAL SS                                                           1,600       18
Alaska Air Group *                                                 700       18
Airtran Holdings *                                               2,900       16
Mesa Air Group *                                                 1,500       14
Frontier Airlines *                                              1,050        9
America West Holdings, Class B *SS                               2,600        7
Midwest Express Holdings *                                         300        4
Amtran *                                                           300        2
                                                                            270

Building Products  0.3%
York International                                               1,300  $    44
Lennox International SS                                          1,000       18
Simpson Manufacturing *                                            300       17
Elcor                                                              600       16
Trex *SS                                                           500       16
Watsco                                                             800       15
Universal Forest Products                                          600       14
Drew Industries *                                                  800       13
Apogee Enterprises                                                 900       13
NCI Building Systems *                                             700       13
American Woodmark                                                  200       11
Griffon Corporation                                                500        9
AAON Inc. *                                                        450        8
U.S. Industries *                                                2,000        7
                                                                            214
Commercial Services & Supplies  4.3%
DST Systems *                                                    3,340      153
Weight Watchers *                                                3,100      135
ServiceMaster                                                    8,350      115
BISYS Group *                                                    3,400      113
Total Systems Services SS                                        5,500      103
Choicepoint *                                                    2,124       97
Republic Services, Class A *                                     4,600       88
Certegy *                                                        2,100       78
Ceridian *                                                       4,100       78
Manpower                                                         2,100       77
Viad                                                             2,800       73
Iron Mountain *                                                  2,280       70
Dun & Bradstreet *                                               2,100       69
Valassis Communications *                                        1,500       55
Career Education *                                               1,200       54
HON Industries                                                   1,700       46
Education Management *                                           1,100       45
Herman Miller                                                    2,200       45
Devry *                                                          1,900       43
West Corporation *                                               1,800       40
Pittston Services                                                1,649       40

National Processing *                                            1,500  $    39
Corporate Executive Board *                                      1,100       38
Checkfree Holdings *SS                                           2,400       38
Stericycle *                                                     1,000       35
ITT Educational Services *                                       1,600       35
Corinthian Colleges *                                            1,000       34
Global Payments                                                  1,080       32
Wallace Computer Services                                        1,400       30
Central Parking                                                  1,300       30
Banta                                                              800       29
CSG Systems International *                                      1,500       29
Arbitron *                                                         900       28
Factset Research Systems                                           900       27
Medquist *                                                         982       26
Strayer Education                                                  400       25
NDC Health                                                         900       25
United Stationers *                                                800       24
Sotheby's, Class A *                                             1,700       24
Tetra Tech *                                                     1,600       23
TeleTech Holdings *                                              2,440       23
Waste Connections *SS                                              700       22
CCC Information Services *                                       1,500       21
G&K Services, Class A                                              600       21
Ecology and Environment, Class A                                 1,900       20
John H. Harland                                                    700       20
NCO Group *SS                                                      900       20
Volt Information Sciences *                                        800       20
Kelly Services, Class A                                            700       19
Exult *SS                                                        2,900       19
SITEL *                                                          5,700       18
FTI Consulting *                                                   500       17
ABM Industries                                                   1,000       17
Headwaters Incorporated *                                        1,100       17
Korn/Ferry *                                                     1,900       17
Interpool                                                        1,000       17
Strategic Distribution *                                         1,200       17
Resources Connection *                                             600       16
Steelcase, Class A SS                                            1,200       16

Prepaid Legal Services *SS                                         800  $    16
Right Management Consultants *SS                                   600       16
Multi-Color *                                                    1,050       16
Landauer                                                           400       15
Profit Recovery Group *                                          1,250       15
Miami Computer Supply *SS                                        1,325       15
Aramark, Class B *                                                 600       15
Bowne                                                            1,000       15
Coinstar *                                                         600       15
Sylvan Learning Systems *                                          734       15
Rollins                                                            700       14
EFunds *                                                         1,500       14
Duratek *                                                        2,000       14
Pegasus Solutions *                                                800       14
Standard Register                                                  400       14
SOURCECORP *                                                       500       13
Bright Horizons Family Solutions *                                 400       13
CDI *                                                              400       13
School Specialty *                                                 476       13
Kroll *                                                            600       13
Cendant *                                                          740       12
Chemed                                                             300       11
InfoUSA *                                                        2,000       11
Hunt Corp.                                                       1,000       11
Imagistics International *                                         500       11
Spherion *                                                         900       11
First Consulting Group *                                         1,200       10
Alliance Data Systems *                                            400       10
Wackenhut Corrections *                                            700       10
New England Business Service                                       400       10
American Locker Group *                                            700       10
Watson Wyatt, Class A *                                            400       10
Consolidated Graphics *                                            500        9
On Assignment *                                                    500        9
Lightbridge *                                                    1,038        9
The Princeton Review *SS                                           900        8
Labor Ready *SS                                                  1,400        8
VSE                                                              1,000        8

Insurance Auto Auctions *                                          400  $     8
Electro Rent *                                                     600        8
McGrath RentCorp                                                   300        8
Information Resources *                                            800        7
Learning Tree International *                                      400        7
Ionics *                                                           300        7
ICT Group *                                                        400        7
Casella Waste Systems, Class A *                                   600        7
Medis Technologies *SS                                             900        7
DiamondCluster International, Class A *SS                        1,150        7
Mobile Mini *SS                                                    400        7
General Binding *SS                                                400        7
TRC *SS                                                            300        6
Ablest *                                                         1,700        6
Administaff *SS                                                    600        6
Workflow Management *                                            1,592        5
Franklin Covey *                                                 1,400        4
Cornell Companies *                                                300        4
RMH Teleservices *                                                 500        3
Butler International *                                           1,500        3
KForce.com *                                                       456        3
Mail-Well *                                                        500        3
Edison Schools, Class A *SS                                      1,900        2
Ennis Business Forms                                               100        1
Kaiser Ventures, Class A *S                                        500        0
                                                                          3,144
Construction & Engineering  0.3%
Jacobs Engineering Group *                                       1,500       52
Shaw Group *SS                                                   1,100       34
EMCOR Group *                                                      500       29
Granite Construction                                               925       23
Insituform Technologies, Class A *                                 900       19
Quanta Services *                                                1,900       19
Dycom Industries *                                               1,433       17
URS *                                                              500       14
Butler Manufacturing                                               500       14
Mastec *                                                         1,550       12
Xanser *                                                         5,700       10
Intergrated Electrical Services *                                  800        5
                                                                            248

Electrical Equipment  0.7%
Energizer *                                                      3,000  $    82
Hubbell, Class B                                                 1,700       58
Tecumseh Products, Class A                                         600       32
AMETEK                                                             800       30
Baldor Electric                                                  1,100       28
Woodward Governor                                                  400       24
A.O. Smith                                                         700       22
Brady, Class A                                                     600       21
Paxar *                                                          1,100       18
Plug Power *SS                                                   2,300       18
Belden                                                             800       17
Acuity Brands                                                      900       16
Genlyte Group *                                                    400       16
Energy Conversion Devices *                                        800       13
Channell Commercial *SS                                          1,700       12
AstroPower *SS                                                     600       12
Fuelcell Energy *SS                                              1,100       11
C&D Technologies                                                   600       11
Metrologic Instruments *                                         1,500       10
BTU International *                                              2,400        9
II-VI *                                                            600        9
Encore Wire *                                                      600        9
Vicor *                                                          1,200        8
Manufacturers' Services *                                        1,600        8
MagneTek *                                                         700        7
Chase                                                              600        6
General Cable                                                    1,000        6
Proton Energy Systems *SS                                        1,600        5
Reptron Electronics *SS                                          2,400        4
Capstone Turbine *                                               1,900        3
Global Power Equipment Group *SS                                   300        3
                                                                            528
Industrial Conglomerates  0.3%
Teleflex                                                         1,100       63
Carlisle Companies                                               1,000       45
Tredegar                                                         1,600       38
Roper Industries                                                   700       26
Park Ohio Holdings *                                             2,400       11
                                                                            183

Machinery  1.6%
SPX *                                                            1,118  $   131
Pentair                                                          1,200       58
Harsco                                                           1,200       45
Donaldson                                                        1,200       42
AGCO *                                                           2,100       41
Graco                                                            1,425       36
Timken                                                           1,500       34
Kennametal                                                         900       33
Flowserve *                                                      1,100       33
Mueller Industries *                                             1,000       32
IDEX                                                               900       30
Trinity Industries SS                                            1,200       25
Terex *                                                          1,100       25
Reliance Steel & Aluminum                                          800       24
Lincoln Electric Holdings                                          900       24
Dionex *                                                           900       24
Tennant                                                            600       24
Manitowoc SS                                                       600       21
Kaydon                                                             900       21
Esterline Technologies *                                           900       20
Nordson                                                            800       20
Briggs & Stratton                                                  500       19
Albany International, Class A                                      710       19
CLARCOR                                                            600       19
Robbins & Myers                                                    700       18
Valmont Industries                                                 900       18
Cuno *                                                             500       18
Oshkosh Truck, Class B                                             300       18
ESCO Electronics *                                                 500       18
Regal-Beloit                                                       700       17
Barnes Group                                                       700       16
Coors Tek *                                                        500       16
BHA Group, Class A                                                 900       15
Thomas Industries                                                  500       14
UNOVA *                                                          2,200       14
JLG Industries                                                   1,000       14

CTB International *                                                800  $    12
Wabash National SS                                               1,200       12
Watts Industries, Class A                                          600       12
NACCO Industries, Class A                                          200       12
SPS Technologies *                                                 300       12
Columbus Mckinnon                                                1,300       11
Stewart & Stevenson                                                600       11
Joy Global *SS                                                     600       10
Met-Pro                                                            700       10
A.S.V. *                                                           800       10
Milacron                                                           900        9
Global Payment Technologies *                                    1,500        9
Actuant Corporation, Class A *                                     205        9
Graham *                                                           900        8
Lindsay Manufacturing                                              350        8
Greenbrier Companies                                             1,000        7
Astec Industries *                                                 400        6
3D Systems *                                                       500        6
Wolverine Tube *                                                   800        6
                                                                          1,176
Marine  0.1%
Alexander & Baldwin                                              1,100       28
Maritrans                                                        1,500       20
Overseas Shipholding Group                                         700       15
Kirby Corporation *                                                600       15
International Shipholding *                                      1,200        8
                                                                             86
Road & Rail  0.6%
Swift Transportation *                                           2,190       51
Werner Enterprises                                               1,733       37
GATX SS                                                          1,100       33
Heartland Express *                                              1,379       33
Kansas City Southern Industries *                                1,700       29
Landstar Systems *                                                 250       27
Florida East Coast Industries                                      900       23
USFreightways                                                      600       23
Roadway Express                                                    600       22
Yellow Corp *                                                      600       20

Allied Holdings *SS                                              3,500  $    18
Dollar Thrifty Auto Group *SS                                      700       18
Landair *SS                                                      1,000       16
Arkansas Best *                                                    600       15
Genesee & Wyoming, Class A *                                       675       15
Knight Transportation *                                            600       14
RailAmerica *SS                                                  1,200       13
Transport Corp. of America *                                     1,300        9
U.S. Xpress Enterprises, Class A *                                 600        8
Amerco *                                                           500        7
Patriot Transportation Holdings *                                  200        5
USA Truck *                                                        400        5
Lynch Interactive *                                                100        3
                                                                            444
Trading Companies & Distributors  0.1%
Fastenal                                                         2,200       85
MSC Industrial Direct, Class A *                                   900       17
Lawson Products                                                    100        3
                                                                            105
Total Industrials & Business Services                                     8,053

INFORMATION TECHNOLOGY  12.4%
Communications Equipment  1.5%
Brocade Communications Systems *                                 6,640      116
Harris                                                           1,800       65
Juniper Networks *SS                                             9,930       56
Emulex *                                                         2,320       52
Extreme Networks *                                               4,250       43
3Com *                                                           9,300       41
Advanced Fibre Communications *                                  2,100       35
Foundry Networks *                                               4,850       34
Polycom *                                                        2,700       32
McDATA Corporation *                                             3,500       31
Sycamore Networks *                                              7,350       28
Adaptec *                                                        3,200       25
Plantronics *                                                    1,300       25
ADTRAN *                                                         1,300       25

CIENA *                                                          4,830  $    20
Powerwave Technologies *                                         2,000       18
Centillium Communications *                                      2,100       18
Cable Design Technologies *                                      1,750       18
Commscope *                                                      1,400       18
Avocent *                                                        1,045       17
Tekelec *                                                        1,900       15
Ixia *                                                           2,600       15
Black Box *SS                                                      370       15
Arris Group *                                                    3,300       15
InterDigital Communication *                                     1,600       15
Inrange Technologies, Class B *SS                                3,000       14
Finisar *SS                                                      5,900       14
Echelon *SS                                                      1,000       13
Riverstone Networks *                                            4,100       13
Inter-Tel SS                                                       700       12
Paradyne Networks *                                              2,700       11
Sonus Networks *                                                 5,290       11
Enterasys Networks *                                             5,300        9
Westell Technologies, Class A *SS                                6,000        9
Sunrise Telecom *                                                4,200        9
Packeteer *                                                      2,000        9
F5 Networks *                                                      900        9
Symmetricom *                                                    2,200        8
Performance Technologies *                                       1,200        8
ditech Communications *SS                                        2,800        8
Digital Lightwave *SS                                            3,250        8
PC-Tel *                                                         1,100        7
Loral Space & Communications *SS                                 7,300        7
Redback Networks *SS                                             4,020        7
Anaren Microwave *                                                 800        7
Harmonic *                                                       1,884        7
Bel Fuse, Class A *SS                                              300        7
REMEC *                                                          1,200        7
Tollgrade Communications *                                         450        7
DMC Stratex Networks *                                           3,210        6
SpectraLink *                                                      600        6

C-Cor.net *                                                        900  $     6
Corvis *                                                         9,400        6
Computer Network Technology *SS                                    900        6
Netopia *                                                        2,000        5
Norstan *SS                                                      1,300        5
Comtech Telecommunications *                                       750        5
MRV Communications *                                             3,320        5
Aware *                                                          1,300        5
Stratos Lightwave *                                              2,260        4
Avanex *                                                         1,800        4
Oplink Communications *                                          4,500        3
Tellium *SS++                                                    3,500        3
Terayon Communication Systems *SS                                2,400        3
ViaSat *SS                                                         300        3
Digi International *                                               460        2
                                                                          1,090
Computers & Peripherals  0.6%
Storage Technology *                                             3,000       48
Maxtor *                                                         6,804       31
Iomega *                                                         2,160       28
Intergraph *                                                     1,500       26
Sandisk *                                                        2,000       25
Pinnacle *                                                       1,900       21
Western Digital *                                                5,800       19
Electronics for Imaging *                                        1,100       18
Silicon Graphics *                                               5,300       16
Advanced Digital Info *                                          1,700       14
Quantum DLT & Storage Systems Group *                            3,300       14
Overland Data *                                                    800       13
Stratasys *                                                      1,700       13
In Focus Systems *                                               1,000       12
Hypercom *SS                                                     1,500       12
Interphase *                                                     2,700       10
Video Display *                                                  1,440        9
Handspring *                                                     5,000        9
Presstek *                                                       2,100        8
Avid Technology *                                                  900        8
Datalink *                                                       2,500        8

Concurrent Computer *SS                                          1,600  $     8
Sigma Designs *SS                                                2,800        7
Rimage *                                                           800        6
Hutchinson Technology *                                            400        6
SBS Technologies *                                                 500        6
Rainbow Technologies *                                           1,100        5
Synaptics *                                                        700        5
Vixel *                                                          1,700        4
Dataram *                                                        1,150        4
JNI *                                                            1,200        4
Read-Rite *                                                      3,800        2
                                                                            419
Electronic Equipment & Instruments  1.8%
Vishay Intertechnology *                                         4,631      102
Avnet                                                            3,696       81
AVX                                                              4,900       80
Diebold                                                          1,900       71
Ingram Micro, Class A *                                          4,000       55
Arrow Electronics *                                              2,600       54
Tech Data *                                                      1,400       53
Fisher Scientific *                                              1,500       42
KEMET *                                                          2,300       41
Amphenol, Class A *SS                                            1,100       40
Varian *                                                         1,000       33
Anixter International *SS                                        1,200       28
Technitrol SS                                                    1,200       28
Newport                                                          1,550       24
Plexus *                                                         1,160       21
FLIR Systems *                                                     500       21
Analogic                                                           400       20
Teledyne Technologies *                                            900       19
Park Electrochemical                                               700       19
Scansource *SS                                                     300       18
Identix *SS                                                      2,474       18
MTS Systems                                                      1,400       18
Benchmark Electronics *SS                                          600       17
Electro Scientific Industries *                                    700       17

Veeco *SS                                                          729  $    17
LSI Industries                                                     900       17
Littelfuse *                                                       700       16
Itron *                                                            600       16
Trimble Navigation *                                             1,000       16
Photon Dynamics *                                                  500       15
Franklin Electric                                                  300       14
Somera Communications *SS                                        1,900       14
Coherent *                                                         450       14
CTS                                                              1,100       13
Artesyn Technologies *                                           2,000       13
Planar Systems *SS                                                 600       12
Methode Electronics, Class A                                       900       11
Isco SS                                                          1,200       11
X-Rite                                                           1,300       11
Pioneer-Standard Electronics SS                                  1,000       10
Global Imaging Systems *                                           500        9
Nu Horizons Electronics *                                        1,100        9
Sypris Solutions *                                                 500        9
Research Frontiers *SS                                             600        9
California Amplifier *                                           1,800        9
Intermagnetics General                                             408        8
Cyberoptics *                                                      850        8
OSI Systems *SS                                                    400        8
Trans-Lux Corporation SS                                         1,300        7
Powell Industries *                                                300        7
Zygo *                                                             900        7
LeCroy *                                                           600        7
Nanometrics *                                                      400        6
Maxwell Technologies *SS                                           700        6
Lo-Jack *                                                        1,700        6
Twin Disc                                                          400        6
Keithley Instruments                                               400        6
Rogers *                                                           200        5
Zomax *                                                          1,400        5
Merix *SS                                                          600        5
OYO Geospace *                                                     500        5

Panavision *SS                                                   1,700  $     5
BEI Technologies                                                   400        5
Stanford Microdevices *                                          1,800        4
DDi *                                                            4,000        4
Excel Technology *                                                 100        2
EPlus *                                                            300        2
Pemstar *SS                                                      1,200        2
                                                                          1,311
Internet Software & Services  1.1%
VeriSign *SS                                                     6,488       47
Expedia, Class A *SS                                               700       41
Overture Services *                                              1,600       40
Retek *                                                          1,445       35
Openwave Systems *                                               5,363       30
DoubleClick *                                                    3,992       29
Ariba *SS                                                        8,600       27
Earthlink *                                                      4,020       27
Webex Communications *SS                                         1,600       25
Internet Security Systems *                                      1,650       22
Hotels.Com *SS                                                     500       21
webMethods *SS                                                   2,108       21
RealNetworks *                                                   4,900       20
United Online *SS                                                1,600       19
FNIS *SS                                                           800       19
PEC Solutions *SS                                                  800       19
FreeMarkets *SS                                                  1,350       19
Websense *                                                         700       18
Lendingtree *SS                                                  1,300       17
Digital Insight *                                                  931       15
Sonicwall *                                                      2,900       15
S1 *                                                             1,900       14
CNET Networks *                                                  6,871       14
Netpliance *                                                     1,100       13
Vignette *                                                       6,448       13
Netegrity *                                                      2,050       13
Interwoven *                                                     4,000       12
MatrixOne *                                                      2,000       12
Digital River *                                                  1,300       12

Modem Media, Class A *                                           3,200  $    12
I-many *SS                                                       4,100       11
Avenue A *SS                                                     3,100       11
Multex.com *                                                     2,700       11
Digitas *                                                        2,400       11
Neoforma.com *SS                                                   800       10
MarketWatch.com *                                                2,200       10
TriZetto Group *                                                 1,200       10
McAfee.com, Class A *                                              700       10
NetRatings *                                                     1,100       10
Register.com *                                                   1,300       10
Stellent *                                                       2,000        9
Interland *SS                                                    2,700        8
Expedia, Warrants *                                                288        8
SeeBeyond Technology Corporation *                               2,500        8
WatchGuard Technologies *                                        1,500        8
Allscripts Heathcare *SS                                         2,000        7
Keynote Systems *                                                  950        7
OneSource Information Services *                                   900        6
Chordiant Software *SS                                           2,920        6
Loudcloud *SS                                                    3,900        6
Akamai Technologies *SS                                          3,778        5
CMGI *SS                                                         9,268        4
Vitria Technology *                                              4,200        4
iManage *                                                        1,100        4
InfoSpace.com *                                                  8,856        4
Tumbleweed Communications *                                      1,700        3
Kana Communications *SS                                            767        3
Hollywood Media *SS                                              1,300        3
Broadvision *                                                    7,100        2
Commerce One *                                                   4,920        2
America Online Latin America, Class A *                          2,400        2
Universal Access *SS                                             3,100        1
                                                                            855
IT Consulting & Services  1.4%
SunGard Data Systems *                                           7,900      209
Affiliated Computer Services, Class A *                          3,700      176
KPMG Consulting *                                                4,300       64
Acxiom *                                                         2,400       42

Anteon International *                                           1,500  $    38
Titan *                                                          2,049       37
Perot Systems, Class A *                                         3,000       33
American Management Systems *                                    1,600       31
CACl International, Class A *                                      800       30
Keane *                                                          2,360       29
Manhattan Associates *SS                                           800       26
Gartner Group, Class B *                                         2,400       23
MPS Group *                                                      2,600       22
ProQuest *                                                         600       21
Igate Capital *                                                  4,500       21
Renaissance Learning *SS                                           800       16
Computer Horizons *                                              3,300       16
CIBER *                                                          2,000       14
IDX Systems *                                                    1,000       13
InterCept Group *                                                  600       12
Sykes Enterprises *                                              1,500       11
Cognizant Technology Solutions, Class A *                          200       11
Startek *                                                          400       11
Tier Technologies, Class B *                                       600       11
Inforte *                                                        1,000       10
Syntel *                                                           800       10
Forrester Research *                                               500       10
Edgewater Technology *                                           2,367       10
ProBusiness Services *                                             600        9
Integral Systems *                                                 400        9
National Wireless Holdings *                                       600        8
Safeguard Scientifics *                                          3,400        7
Technology Solutions *                                           5,200        7
AnswerThink *                                                    1,700        6
Health Management Systems *                                      2,000        6
CoStar Group *                                                     300        6
Management Network Group *                                       2,600        6
Bell Microproducts *                                               700        6
Netguru *                                                        2,400        5
SkillSoft *SS                                                      600        5
Verso Technology *                                               7,900        4
ProsoftTraining.com *                                              900        0
                                                                          1,041

Office Electronics  0.1%
Zebra Technologies, Class A *                                      800  $    38
Ikon Office Solutions                                            3,700       35
                                                                             73
Semiconductor Equipment & Products  2.7%
Microchip Technology *                                           5,649      155
Atmel *                                                         13,600       85
Intersil Holding, Class A *                                      3,520       75
Fairchild Semiconductor, Class A *                               2,810       68
Agere Systems, Class A *                                        46,600       65
Lam Research *                                                   3,350       60
Integrated Device Technology *                                   3,100       56
Cypress Semiconductor *                                          3,400       52
International Rectifier *                                        1,600       47
Semtech *                                                        1,700       45
Micrel *                                                         2,580       37
RF Micro Devices *                                               4,800       37
Integrated Circuit Systems *                                     1,800       36
Silicon Laboratories *SS                                         1,300       35
Varian Semiconductor Equipment *                                 1,000       34
Cree *SS                                                         2,500       33
Credence Systems *                                               1,800       32
Cymer *                                                            900       32
Axcelis Technologies *                                           2,600       29
Amkor Technology *SS                                             4,500       28
Cabot Microelectronics *SS                                         632       27
MKS Instruments *                                                1,300       26
Lattice Semiconductor *                                          2,940       26
Actel *                                                          1,200       25
Entegris *                                                       1,700       25
ESS Technology *SS                                               1,400       25
Asyst Technology *SS                                             1,200       24
TriQuint Semiconductor *                                         3,780       24
Cognex *                                                         1,200       24
Mykrolis *                                                       2,000       24
ATMI *                                                           1,000       22
Brooks-Pri Automation *                                            864       22
GlobeSpan *                                                      5,428       21

Zoran *SS                                                          900  $    21
Chippac, Class A *                                               3,300       20
Silicon Storage Technology *                                     2,600       20
Omnivision Technologies *                                        1,400       20
Cirrus Logic *                                                   2,700       20
FEI *                                                              800       20
Siliconix *                                                        700       19
DSP Group *                                                        900       18
Kulicke & Soffa *                                                1,400       17
LTX *                                                            1,200       17
Rambus *SS                                                       4,080       17
DuPont Photomasks *                                                500       16
Microtune *SS                                                    1,800       16
Exar *                                                             800       16
Advanced Energy Industries *                                       700       16
Photronics *SS                                                     810       15
ON Semiconductor *                                               7,300       15
Helix Technology                                                   700       14
MIPS Technologies *SS                                            2,100       13
Silicon Image *                                                  2,100       13
Power Integrations *                                               700       13
Rudolph Technologies *                                             500       13
Kopin *                                                          1,800       12
Therma-Wave *                                                    1,000       11
Ultratech Stepper *                                                700       11
Skyworks Solutions *                                             2,000       11
Three-Five Systems *                                               950       11
MEMC Electronic Materials *SS                                    2,200       11
Semitool *                                                       1,300       11
Cohu                                                               600       10
Monolithic Systems Technology *                                    900       10
Pixelworks *SS                                                   1,200       10
Alliance Semiconductor *                                         1,400       10
Transmeta *                                                      4,200       10
ANADIGICS *SS                                                    1,195       10
Pericom Semiconductor *                                            800        9
Integrated Silicon Solution *                                    1,000        9

Aehr Test Systems *                                              1,600  $     9
Amtech Systems *                                                 1,600        9
SpeedFam International *SS                                       1,600        8
Celeritek *                                                      1,200        8
Virage Logic *                                                     600        8
EMCORE *SS                                                       1,240        8
Mattson Technology *SS                                           1,513        7
Oak Technology *                                                 1,500        7
Microsemi *SS                                                      800        5
Sipex *                                                          1,000        5
TTM Technologies *                                                 900        5
PDF Solutions *SS                                                  600        4
Electroglas *SS                                                    400        4
FSI International *                                                400        3
PLX Technology *                                                   500        2
Artisan Components *                                               200        2
TranSwitch *                                                     2,100        1
Multilink Technologies *                                         2,400        1
                                                                          1,977
Software  3.2%
Electronic Arts *                                                3,800      251
Symantec *SS                                                     3,920      129
Synopsys *                                                       2,133      117
Cadence Design Systems *                                         6,977      112
BEA Systems *                                                   11,000      105
Network Associates *                                             3,900       75
Reynolds & Reynolds, Class A                                     2,000       56
National Instruments *                                           1,400       46
Jack Henry & Associates                                          2,700       45
Cerner *                                                           900       43
J. D. Edwards *                                                  3,400       41
Activision *                                                     1,400       41
Quest Software *SS                                               2,800       41
NetIQ *                                                          1,658       38
THQ *SS                                                          1,125       34
TIBCO Software *                                                 5,550       31
Fair, Issac and Company SS                                         900       30
Sybase *                                                         2,672       28

Red Hat *                                                        4,700  $    28
Kronos *                                                           800       24
Mentor Graphics *                                                1,700       24
Imation *                                                          800       24
Advent Software *                                                  900       23
Barra *                                                            600       22
Informatica *                                                    3,100       22
Ascential Software *                                             7,500       21
FileNet *                                                        1,300       19
Take-Two Interactive Software *SS                                  900       19
HNC Software *                                                   1,100       18
Borland Software *                                               1,700       17
i2 Technologies *                                               11,566       17
Practiceworks *                                                    925       17
ScanSoft *SS                                                     2,300       17
JDA Software Group *                                               600       17
MICROS Systems *                                                   600       17
Transaction Systems Architects, Class A *                        1,400       16
Verity *                                                         1,400       16
Macromedia *                                                     1,710       15
SERENA Software *SS                                              1,100       15
Radiant Systems *                                                1,150       15
Ulticom *                                                        2,200       15
Progress Software *                                              1,000       15
Hyperion Solutions *                                               800       15
Speechworks International *                                      3,700       14
E.piphany *                                                      3,040       13
Documentum *                                                     1,100       13
Catapult Communications *                                          600       13
Ultimate Software Group *                                        3,900       13
Manugistics Group *SS                                            2,000       12
Actuate *SS                                                      2,700       12
Magma Design Automation *                                          700       12
Pegasystems *                                                    1,300       12
Legato Systems *                                                 3,181       11
DocuCorp International, Class A *                                1,100       11
SPSS *                                                             700       11
Insignia Systems *                                               1,200       11

Datastream *                                                     1,500  $    11
Dendrite International *                                         1,100       11
Captaris *                                                       3,600       11
HPL Technologies *SS                                               700       11
Eclipsys *                                                       1,600       10
Micromuse *                                                      2,260       10
Verisity *++SS                                                     600       10
MRO Software *                                                     900       10
EPIQ Systems *                                                     600       10
Vastera *SS                                                      2,300       10
RSA Security *                                                   2,050       10
Systems & Computer Technology *                                    700        9
Wind River Systems *                                             1,876        9
AuthentiDate Holding *SS                                         2,800        9
Nuance Communications *                                          2,100        9
Agile Software *                                                 1,200        9
Tripos *                                                           400        9
Bottomline Technologies *                                        1,500        8
MAPICS *                                                         1,500        8
TALX Corporation                                                   440        8
Aspen Technology *SS                                             1,000        8
Liberate Technologies *SS                                        3,150        8
Synplicity *                                                     1,800        8
Concord Communications *                                           500        8
NetScout Systems *                                               1,200        8
Inet Technologies *                                              1,200        8
OPNET Technologies *                                               900        8
MSC Software *                                                     900        8
Embarcadero *                                                    1,200        7
Timberline Software                                              1,300        7
Epicor Software *                                                4,400        7
Entrust Technologies *                                           2,500        7
Midway Games *SS                                                   779        7
PLATO Learning *                                                   666        7
Infogrames *                                                     2,400        7
Novadigm *                                                         900        7
NYFIX *SS                                                          750        6
Acclaim Entertainment *                                          1,800        6

Viewpoint Corporation *                                          1,300  $     6
Ansys *                                                            300        6
Gerber Scientific *                                              1,700        6
Witness Systems *                                                  800        6
Radisys *                                                          500        6
Industri-Matematik *                                             9,600        6
ONYX Software *                                                  1,700        6
QuadraMed *                                                        800        6
Sanchez Computer Associates *                                    1,200        5
NEON Systems *                                                   1,200        5
SeaChange International *SS                                        600        5
Digimarc *                                                         500        5
QRS *                                                              600        5
Lawson Software *                                                  800        5
MapInfo *                                                          475        4
Numerical Technologies *                                         1,000        4
Moldflow *                                                         500        4
Indus International *                                            1,600        4
Secure Computing *                                                 500        4
Roxio *SS                                                          500        4
Inktomi *                                                        4,000        4
Quality Systems *                                                  200        3
Portal Software *                                                4,300        3
Phoenix Technologies *                                             300        3
Ansoft *                                                           500        3
Caminus Corporation *                                              400        2
Mercator Software *                                              1,400        2
Peregrine Systems *                                              6,659        2
MetaSolv Software *                                                500        2
                                                                          2,339
Total Information Technology                                              9,105

MATERIALS  3.5%
Chemicals  1.4%
Valspar SS                                                       1,200       54
Valhi                                                            3,300       52
Cabot                                                            1,800       52
Minerals Technologies                                            1,000       49

Lyondell Chemical                                                3,100  $    47
IMC Global                                                       3,700       46
RPM                                                              3,000       46
Crompton                                                         3,424       44
Lubrizol                                                         1,300       43
Albemarle                                                        1,400       43
Scotts, Class A *                                                  900       41
Cytec Industries *                                               1,200       38
Airgas *                                                         2,000       35
Ferro                                                            1,100       33
Georgia Gulf                                                     1,200       32
FMC *                                                              900       27
PolyOne                                                          2,400       27
H.B. Fuller                                                        920       27
NL Industries                                                    1,600       24
Olin                                                             1,100       24
Solutia                                                          3,100       22
A. Schulman                                                      1,000       21
Monsanto                                                         1,200       21
Millennium Chemicals                                             1,500       21
Macdermid SS                                                       900       19
Nanophase Technologies *SS                                       3,000       18
Spartech                                                           600       16
Arch Chemicals                                                     650       16
OMNOVA Solutions *                                               1,800       15
W. R. Grace *                                                    4,000       12
Symyx Technologies *                                               850       12
Terra Nitrogen Com *                                             2,000       12
Chemfirst                                                          400       11
International Specialty Products *                               1,200        9
Valley National Gases *                                          1,200        9
CFC International *                                              1,600        7
Calgon Carbon                                                      800        7
                                                                          1,032
Construction Materials  0.3%
Lafarge                                                          1,900       67
Martin Marietta Materials                                        1,300       51

Florida Rock Industries                                            950  $    34
Centex Construction Products                                       700       25
Texas Industries                                                   800       25
Ameron International                                               150       11
U.S. Concrete *                                                  1,300        9
Devcon International *                                           1,200        7
                                                                            229
Containers & Packaging  0.7%
Smurfit-Stone Container *                                        7,100      109
Sonoco Products                                                  2,760       78
Packaging Corp. of America *                                     3,200       64
Owens-Illinois *                                                 4,100       56
Aptargroup                                                       1,100       34
Crown Cork & Seal *SS                                            4,800       33
Greif Bros., Class A                                               900       30
Silgan Holdings *                                                  600       24
Ivex Packaging *                                                   900       21
Caraustar                                                        1,200       15
Rock-Tenn, Class A                                                 700       13
Longview Fibre                                                   1,100       10
Graphic Packaging International *                                  500        5
Jarden *                                                           200        4
Chesapeake Corp.                                                   100        3
                                                                            499
Metals & Mining  0.8%
Peabody Energy                                                   1,600       45
CONSOL Energy                                                    2,100       45
Arch Coal                                                        1,700       39
Meridian Gold *SS                                                2,400       39
AK Steel *                                                       2,844       36
GrafTech International *                                         2,200       27
Steel Dynamics *                                                 1,400       23
Carpenter Technology                                               800       23
Massey                                                           1,800       23
Royal Gold SS                                                    1,600       22
Glamis Gold Limited *SS                                          2,300       20
Stillwater Mining *SS                                            1,200       20

NN                                                               1,500  $    19
Northwest Pipe *                                                   700       16
USEC                                                             1,800       16
Commercial Metals                                                  300       14
Gibraltar Steel                                                    600       13
Quanex                                                             300       13
Liquidmetal Technologies SS++                                    1,100       13
Century Aluminum                                                   800       12
Universal Stainless & Alloy Products *                           1,000       12
MAXXAM *                                                         1,000       11
Ryerson Tull                                                       900       10
Westmoreland Coal *SS                                              700        9
Cleveland-Cliffs                                                   300        8
Steel Technologies                                                 500        7
Oregon Steel Mills *                                             1,000        6
Synalloy                                                         1,500        4
                                                                            545
Paper & Forest Products  0.3%
Bowater                                                          1,600       87
Rayonier                                                           800       39
Potlatch                                                           600       20
Deltic Timber                                                      500       17
P.H. Glatfelter                                                    900       17
FiberMark *                                                      1,800       15
Wausau-Mosinee Paper                                             1,100       13
Pope & Talbot                                                      400        8
Buckeye Technologies *                                             600        6
Badger Paper Mills *                                               500        5
                                                                            227
Total Materials                                                           2,532

TELECOMMUNICATION SERVICES  0.9%
Diversified Telecommunication Services  0.3%
Level 3 Communications *SS                                      11,200       33
Commonwealth Telephone Enterprises *                               700       28
Surewest Communications                                            400       21
Infonet Services, Class B *                                      8,500       21

Broadwing *SS                                                    7,148  $    19
PTEK Holdings *                                                  2,700       16
IDT *                                                              900       15
General Communications *                                         2,000       13
Intrado *                                                          600       12
WorldCom *                                                      82,600       10
ITXC *                                                           1,800        9
CT Communications                                                  500        8
US LEC, Class A *SS                                              3,000        7
Allegiance Telecom *SS                                           3,300        6
Hickory Technology                                                 400        6
Time Warner Telecom, Class A *SS                                 3,160        5
Alaska Communications Systems Group *                            1,000        5
XETA Technologies *                                              1,300        5
D&E Communications                                                 209        2
McLeodUSA, Class A *                                               961        0
McLeodUSA Escrow *SSS                                           16,412        0
                                                                            241
Wireless Telecommunication Services  0.6%
Telephone and Data Systems                                       1,700      103
PanAmSat *                                                       4,400       99
U. S. Cellular *                                                 2,700       69
Price Communications *                                           1,634       26
Crown Castle International *                                     6,500       26
American Tower Systems, Class A *                                4,500       15
Nextel Partners, Class A *                                       4,600       14
@Road *SS                                                        2,200       14
Triton PCS Holdings, Class A *                                   2,700       10
Wireless Facilities *                                            2,000       10
Metro One Telecommunications *                                     650        9
Centennial Communication, Class A *SS                            3,500        8
EMS Technologies *                                                 400        8
Aether Systems *SS                                               1,900        6
Alamosa Holdings *SS                                             3,600        5
Boston Communications Group *                                      200        2
                                                                            424
Total Telecommunication Services                                            665

UTILITIES  3.1%
Electric Utilities  1.5%
DPL                                                              3,600  $    95
Wisconsin Energy                                                 3,400       86
Conectiv                                                         2,700       70
Northeast Utilities                                              3,600       68
Potomac Electric Power                                           3,100       67
Allete                                                           2,400       65
NSTAR                                                            1,415       63
Alliant                                                          2,100       54
OGE Energy                                                       2,200       50
Puget Energy                                                     2,400       50
Hawaiian Electric Industries                                     1,100       47
RGS Energy Group                                                 1,100       43
WPS Resources SS                                                 1,000       41
Black Hills                                                      1,000       35
Great Plains Energy SS                                           1,500       30
IdaCorp                                                          1,100       30
CH Energy Group                                                    600       30
Public Service of New Mexico                                     1,100       27
DQE                                                              1,900       27
Cleco                                                            1,200       26
El Paso Electric *                                               1,400       19
United Illuminating                                                300       16
Otter Tail                                                         500       16
Unisource Energy                                                   800       15
Madison Gas and Electric                                           500       14
UNITIL Corp                                                        400       12
Central Vermont Public Service                                     600       11
Empire District Electronics                                        500       10
XCEL Energy                                                        600       10
Florida Public Utilities                                           400        7
                                                                          1,134

Gas Utilities  0.7%
National Fuel Gas Company                                        2,200  $    50
ONEOK                                                            1,800       40
Piedmont Natural Gas Company                                     1,000       37
Washington Gas & Light                                           1,300       34
AGL Resources                                                    1,400       32
Kinder Morgan Management                                         1,056       32
Energen                                                          1,100       30
Northwest Natural Gas                                              900       26
Southern Union                                                   1,499       25
Atmos Energy                                                       900       21
SEMCO Energy SS                                                  2,100       19
New Jersey Resources                                               600       18
UGI                                                                500       16
Southwest Gas                                                      600       15
Laclede Gas                                                        600       14
RGC Resources                                                      700       13
Cascade Natural Gas                                                600       13
NUI                                                                400       11
South Jersey Industries                                            300       10
Chesapeake Utilities                                               500        9
Southwestern Energy *                                              600        9
TC Pipelines *                                                     300        7
                                                                            481
Multi-Utilities & Unregulated Power  0.6%
SCANA                                                            2,810       87
Energy East                                                      2,900       65
Questar                                                          2,500       62
MDU Resources Group                                              2,000       52
Vectren                                                          1,799       45
Western Resources                                                2,200       34
Aquila                                                           3,088       25
Sierra Pacific Resources SS                                      2,500       19
NorthWestern SS                                                  1,100       19
Avista                                                           1,000       14
Reliant Resources *SS                                            1,500       13
                                                                            435

Water Utilities  0.3%
American Water Works                                             2,900  $   125
Philadelphia Suburban                                            1,881       38
California Water Service Group                                     600       15
Connecticut Water Service                                          450       14
                                                                            192
Total Utilities                                                           2,242
Total Common Stocks (Cost  $82,382)                                      68,818

SHORT-TERM INVESTMENTS  5.2%
U.S. Government Obligations  0.5%
U.S. Treasury Bills, 1.764%, 8/22/02 **                        400,000      399
                                                                            399
Money Market Fund  4.7%
T. Rowe Price Reserve Investment Fund, 1.95% #               3,415,826    3,416
                                                                          3,416
Total Short-Term Investments (Cost  $3,815)                               3,815
Total Investments in Securities
99.3% of Net Assets (Cost $86,197)                                      $72,633

FUTURES CONTRACTS
-----------------                                Contract  Unrealized
                                      Expiration  Value    Gain (Loss)
                                      ---------- --------- -----------
                                                        In thousands
Long, 11 S&P Mid-Cap 400 Stock
Index contracts, $146,000 of
1.764% U.S. Treasury Bills
pledged as initial margin                9/02    $ 2,697   $ (78)
Long, 2 NASDAQ 100 Stock
Index contracts,
$13,000 of 1.764% U.S.
Treasury Bills
pledged as initial margin                9/02        211       2
Long, 6 Russell 2000 Stock
Index contracts,
$111,000 of 1.764% U.S.
Treasury Bills
pledged as initial margin                9/02      1,390       4
Net payments (receipts) of variation
margin to date                                                               94
Variation margin receivable (payable)
on open futures contracts                                                    22
Other Assets Less Liabilities                                               484

NET ASSETS                                                              $73,139
     #    Seven-day yield
     *    Non-income producing
    ** All or a portion of this security is pleged to cover margin requirements on futures contracts at June 30, 2002.
    SS    All or a portion of this  security  is on loan at June 30,  2002 - See
          Note 2
    ++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total of such securities at period-end amounts to $26 and represents 0.0% of net assets
     S    Security valued by the fund's Board of Directors
  REIT    Real Estate Investment Trust

     The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------                                 In thousands

  Assets
  Investments in securities, at value (cost $86,197)              $     72,633
  Securities lending collateral                                          6,647
  Other assets                                                             664
  Total assets                                                          79,944

  Liabilities
  Obligation to return securities lending collateral                     6,647
  Other liabilities                                                        158
  Total liabilities                                                      6,805

  NET ASSETS                                                      $     73,139
  Net Assets Consist of:
  Undistributed net investment income (loss)                      $        224
  Undistributed net realized gain (loss)                               (17,906)
  Net unrealized gain (loss)                                           (13,636)
  Paid-in-capital applicable to 8,167,928 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares of the Corporation authorized                   104,457

  NET ASSETS                                                      $     73,139

  NET ASSET VALUE PER SHARE                                       $       8.95

     The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
-----------------------                                           In thousands
                                                                      6 Months
                                                                         Ended
                                                                       6/30/02
  Investment Income (Loss)
  Income
   Dividend                                                       $        305
   Interest                                                                 48
   Securities lending                                                       25
   Total income                                                            378
  Investment management and administrative expense                         154
  Net investment income (loss)                                             224

  REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
   Securities                                                           (9,269)
   Futures                                                                (143)
   Net realized gain (loss)                                             (9,412)
  Change in net unrealized gain (loss)
   Securities                                                            2,703
   Futures                                                                (133)
   Change in net unrealized gain (loss)                                  2,570
  Net realized and unrealized gain (loss)                               (6,842)
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $     (6,618)

     The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS                             In thousands
                                                       6 Months           Year
                                                          Ended          Ended
                                                        6/30/02       12/31/01
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                      $      224    $       723
   Net realized gain (loss)                              (9,412)        (8,633)
   Change in net unrealized gain (loss)                   2,570           (227)
   Increase (decrease) in net assets from operations     (6,618)        (8,137)

  Distributions to shareholders
         Net investment income                                -           (736)
   Net realized gain                                          -         (1,330)
   Decrease in net assets from distributions                  -         (2,066)
  Capital share transactions *
   Shares sold                                           17,697         37,434
   Distributions reinvested                                   -          1,997
   Shares redeemed                                      (15,272)       (38,221)
   Redemption fees received                                   1              2

   Increase (decrease) in net assets from capital
   share transactions                                     2,426          1,212

  Net Assets
  Increase (decrease) during period                      (4,192)        (8,991)
  Beginning of period                                    77,331         86,322

  End of period                                      $   73,139    $    77,331

*Share information
   Shares sold                                            1,833          3,746
   Distributions reinvested                                   -            211
   Shares redeemed                                       (1,583)        (3,801)
   Increase (decrease) in shares outstanding                250            156

     The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2002

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------
     T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index(R), as represented by the Wilshire 4500 Completion Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     VALUATION Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for financial reporting purposes. Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are retained by the fund and have the primary effect of increasing paid in capital.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments
("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------
     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     FUTURES CONTRACTS During the six months ended June 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At June 30, 2002, the value of loaned securities was $6,303,000; aggregate collateral consisted of $6,647,000 in the securities lending collateral pool.

     OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $10,985,000 and $8,189,000, respectively, for the six months ended June 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------
     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2002.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2001, the fund had $8,452,000 of unused capital loss carryforwards, of which $8,452,000 expire in 2009.

     At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $86,197,000. Net unrealized loss aggregated $13,636,000 at period-end, of which $13,515,000 related to appreciated investments and $27,151,000 related to depreciated investments.


NOTE 4- RELATED PARTY TRANSACTIONS
----------------------------------
     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2002, $57,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2002, totaled $45,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------
STOCK FUNDS                   BOND FUNDS                  MONEYMARKET FUNDS++
------------------------------------------------------------------------------
DOMESTIC                      DOMESTIC TAXABLE           TAXABLE
Blue Chip Growth*             Corporate Income           Prime Reserve
Capital Appreciation          GNMA                       Summit Cash Reserves
Capital Opportunity           High Yield*                U.S. Treasury Money
Developing Technologies       New Income
Diversified Small-Cap         Short-Term Bond            TAX-FREE
  Growth                      Spectrum Income            California Tax-Free
Dividend Growth               Summit GNMA                   Money
Equity Income*                U.S. Bond Index            Maryland Tax-Free
Equity Index 500              U.S. Treasury                 Money
Extended Equity Market          Intermediate             New York Tax-Free Money
  Index                       U.S. Treasury              Summit Municipal Money
Financial Services              Long-Term                   Market
Growth & Income                                          Tax-Exempt Money
Growth Stock*                 DOMESTIC TAX-FREE
Health Sciences               California Tax-Free        INTERNATIONAL/GLOBAL
Media & Telecommun              Bond                     FUNDS
  -ications                   Florida Intermediate       -----------------------
Mid-Cap Growth*                 Tax-Free                 STOCK
Mid-Cap Value                 Georgia Tax-Free Bond      Emerging Europe &
New America Growth            Maryland Short-Term           Mediterranean
New Era                         Tax-Free Bond            Emerging Markets Stock
New Horizons                  Maryland Tax-Free Bond     European Stock
Real Estate                   New Jersey Tax-Free        Global Stock
Science & Technology*           Bond                     Global Technology
Small-Cap Stock*              New York Tax-Free Bond     International
Small-Cap Value*+             Summit Municipal Income       Discovery+
Spectrum Growth               Summit Municipal           International Equity
Tax-Efficient Growth            Intermediate                Index
Tax-Efficient Multi-Cap       Tax-Free High Yield        International Growth
  Growth                      Tax-Free Income               & Income
Total Equity Market Index     Tax-Free Intermediate      International Stock*
Value*                          Bond                     Japan
                              Tax-Free Short-            Latin America
                                Intermediate             New Asia
BLENDED ASSET FUNDS           Virginia Tax-Free Bond     Spectrum International
Balanced
Personal Strategy Balanced                               BOND
Personal Strategy Growth                                 Emerging Markets Bond
Personal Strategy Income                                 International Bond*
Tax-Efficient Balanced

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
+    Closed to new investors.
++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
     including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price  Investment  Services, Inc.
100 East Pratt Street
Baltimore,  MD 21202                                           F24-051  6/30/02